American Century Investments®
Quarterly Portfolio Holdings
Avantis® International Equity Fund
May 31, 2024

Avantis International Equity Fund - Schedule of Investments
MAY 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 98.9%
Australia — 6.5%
29Metals Ltd.(1)(2)	7,709	2,769
Accent Group Ltd.	11,453	14,389
Adairs Ltd.(2)	1,603	1,834
Adbri Ltd.(1)	5,681	12,027
Aeris Resources Ltd.(1)(2)	42,009	7,737
AGL Energy Ltd.	6,468	44,249
Alkane Resources Ltd.(1)(2)	15,781	5,879
Alliance Aviation Services Ltd.(1)	1,918	4,063
ALS Ltd.	3,419	32,252
Altium Ltd.	2,351	105,348
Alumina Ltd.(1)	14,872	18,852
AMP Ltd.	105,215	74,964
Ampol Ltd.	6,760	156,755
Ansell Ltd.	814	13,277
ANZ Group Holdings Ltd.	34,956	659,756
APA Group	15,429	84,920
Appen Ltd.(1)(2)	340	128
ARB Corp. Ltd.(2)	1,547	39,800
Aristocrat Leisure Ltd.	5,270	158,424
ARN Media Ltd.	1,854	989
ASX Ltd.	1,086	45,224
Atlas Arteria Ltd.	11,695	41,524
Aurelia Metals Ltd.(1)	47,081	5,792
Aurizon Holdings Ltd.	61,698	151,613
Austal Ltd.	8,146	12,984
Australian Agricultural Co. Ltd.(1)(2)	2,182	2,211
Australian Clinical Labs Ltd.(2)	1,433	2,189
Australian Ethical Investment Ltd.	906	2,764
Australian Finance Group Ltd.(2)	3,111	3,006
Baby Bunting Group Ltd.	1,932	1,782
Bank of Queensland Ltd.(2)	17,390	66,751
Bapcor Ltd.	7,332	20,823
Beach Energy Ltd.	81,937	91,870
Bega Cheese Ltd.	7,118	21,210
Bendigo & Adelaide Bank Ltd.	13,647	99,540
BHP Group Ltd., ADR	23,788	1,416,100
BlueScope Steel Ltd.	15,101	213,104
Brambles Ltd.	26,483	251,735
Breville Group Ltd.	1,595	28,462
Brickworks Ltd.	1,087	18,948
Capricorn Metals Ltd.(1)	13,819	44,135
CAR Group Ltd.	3,074	71,780
Cedar Woods Properties Ltd.	1,766	5,159
Cettire Ltd.(1)(2)	10,014	15,640
Challenger Ltd.	11,808	51,053
Champion Iron Ltd.(2)	15,914	74,553
Cleanaway Waste Management Ltd.	4,609	8,585
Coast Entertainment Holdings Ltd.(1)(2)	1,272	425
Cochlear Ltd.	509	109,685

Codan Ltd.	230	1,673
Coles Group Ltd.	17,974	197,049
Collins Foods Ltd.	1,103	6,792
Commonwealth Bank of Australia	11,271	900,882
Computershare Ltd.	4,159	73,510
Cooper Energy Ltd.(1)	77,024	11,859
Coronado Global Resources, Inc.	22,324	16,627
Credit Corp. Group Ltd.(2)	1,437	14,349
CSL Ltd.	1,931	361,461
CSR Ltd.	14,311	84,941
Data#3 Ltd.	4,586	24,450
Deep Yellow Ltd.(1)	23,459	26,045
Deterra Royalties Ltd.	10,305	31,851
Domino's Pizza Enterprises Ltd.	834	21,607
Downer EDI Ltd.	10,023	32,164
Eagers Automotive Ltd.	3,210	21,799
Elders Ltd.(2)	4,396	24,203
Emeco Holdings Ltd.(2)	5,966	2,762
Endeavour Group Ltd.	16,888	55,985
Evolution Mining Ltd.	51,179	133,500
EVT Ltd.(2)	2,827	22,022
FleetPartners Group Ltd.(1)	5,402	12,897
Flight Centre Travel Group Ltd.(2)	1,652	20,810
Fortescue Ltd.	26,120	431,637
Genesis Minerals Ltd.(1)	18,534	23,160
Gold Road Resources Ltd.	24,253	26,618
GrainCorp Ltd., A Shares	3,047	16,935
Grange Resources Ltd.(2)	38,316	9,986
GUD Holdings Ltd.	2,813	20,047
GWA Group Ltd.	2,433	3,734
Hansen Technologies Ltd.	2,687	8,500
Harvey Norman Holdings Ltd.(2)	25,322	75,498
Healius Ltd.(1)(2)	2,245	1,907
Helia Group Ltd.	19,452	53,507
HUB24 Ltd.	1,022	29,313
Humm Group Ltd.(2)	743	228
IDP Education Ltd.(2)	2,177	23,294
IGO Ltd.	10,398	48,706
Iluka Resources Ltd.	11,247	53,800
Incitec Pivot Ltd.	37,058	73,246
Infomedia Ltd.	4,782	5,295
Inghams Group Ltd.	13,930	32,887
Insignia Financial Ltd.	13,792	20,283
Insurance Australia Group Ltd.	12,174	50,423
James Hardie Industries PLC(1)	6,354	198,072
JB Hi-Fi Ltd.	3,824	148,701
Jervois Global Ltd.(1)(2)	11,618	116
Johns Lyng Group Ltd.(2)	4,602	17,312
Judo Capital Holdings Ltd.(1)	27,847	23,681
Jumbo Interactive Ltd.	936	10,126
Jupiter Mines Ltd.(2)	20,273	4,528
Karoon Energy Ltd.(1)	50,463	60,946
Lendlease Corp. Ltd.	13,960	55,615
Leo Lithium Ltd.(1)(2)	33,200	5,578
Lifestyle Communities Ltd.(2)	1,709	14,203

Lovisa Holdings Ltd.(2)	2,065	47,034
Lynas Rare Earths Ltd.(1)	10,025	44,725
Macmahon Holdings Ltd.(2)	6,093	1,135
Macquarie Group Ltd.	2,946	376,121
Magellan Financial Group Ltd.	8,366	45,823
Mayne Pharma Group Ltd.(1)	2,120	7,127
McMillan Shakespeare Ltd.	2,289	25,251
Medibank Pvt Ltd.	41,677	103,569
Metcash Ltd.	20,914	51,523
Mineral Resources Ltd.	2,550	122,524
MMA Offshore Ltd.(1)	19,522	34,231
Monadelphous Group Ltd.	3,593	33,178
Mount Gibson Iron Ltd.(1)	15,532	4,351
Myer Holdings Ltd.(2)	36,580	15,880
MyState Ltd.	613	1,466
National Australia Bank Ltd.	30,367	687,798
Netwealth Group Ltd.	1,149	16,193
New Energy Solar(1)	2,331	98
New Hope Corp. Ltd.(2)	28,128	93,286
NEXTDC Ltd.(1)	4,260	50,851
nib holdings Ltd.	15,340	76,207
Nick Scali Ltd.	2,166	20,139
Nine Entertainment Co. Holdings Ltd.	24,862	23,377
Northern Star Resources Ltd.	22,551	215,593
NRW Holdings Ltd.	21,026	43,351
Nufarm Ltd.	11,295	33,768
OFX Group Ltd.(1)	3,710	5,241
Omni Bridgeway Ltd.(1)	6,182	3,470
oOh!media Ltd.	5,524	5,239
Orica Ltd.	13,223	161,814
Origin Energy Ltd.	26,182	178,179
Orora Ltd.	24,080	32,982
Pacific Current Group Ltd.	220	1,532
Paladin Energy Ltd.(1)	4,495	48,054
Peet Ltd.	1,161	945
Perenti Ltd.	35,469	23,788
Perseus Mining Ltd.	58,475	91,553
PEXA Group Ltd.(1)	1,176	11,544
Pilbara Minerals Ltd.(2)	87,326	222,312
Platinum Asset Management Ltd.	17,853	12,135
Premier Investments Ltd.	2,657	53,424
Pro Medicus Ltd.(2)	793	63,805
PWR Holdings Ltd.	1,505	11,080
Qantas Airways Ltd.(1)	10,546	43,341
QBE Insurance Group Ltd.	21,421	254,677
Qube Holdings Ltd.	39,527	94,771
Ramelius Resources Ltd.	59,115	77,459
Ramsay Health Care Ltd.	1,299	40,880
REA Group Ltd.(2)	612	76,535
Red 5 Ltd.(1)	101,401	30,421
Reece Ltd.	610	10,588
Regis Resources Ltd.(1)	36,080	44,682
Reliance Worldwide Corp. Ltd.	12,146	39,364
Resimac Group Ltd.	2,359	1,469
Resolute Mining Ltd.(1)	111,229	41,638

Ridley Corp. Ltd.	9,738	13,667
Rio Tinto Ltd.	4,758	409,257
Sandfire Resources Ltd.(1)	16,560	102,319
Santos Ltd.	76,932	390,900
SEEK Ltd.	1,698	25,570
Select Harvests Ltd.(1)(2)	1,691	3,680
Seven Group Holdings Ltd.(2)	2,053	53,812
Seven West Media Ltd.(1)	35,885	4,547
Sierra Rutile Holdings Ltd.(1)(2)	7,537	630
Sigma Healthcare Ltd.	23,896	20,030
Silver Lake Resources Ltd.(1)	51,139	52,289
Sims Ltd.	3,753	26,614
SiteMinder Ltd.(1)(2)	7,630	26,546
SmartGroup Corp. Ltd.	213	1,165
Solvar Ltd.(2)	3,577	2,259
Sonic Healthcare Ltd.	9,045	147,226
South32 Ltd.	78,181	207,144
Southern Cross Media Group Ltd.	4,053	1,915
St Barbara Ltd.(1)(2)	9,352	1,471
Stanmore Resources Ltd.	13,354	29,201
Star Entertainment Group Ltd.(1)	134,376	40,497
Steadfast Group Ltd.	4,527	16,694
Suncorp Group Ltd.	13,317	141,443
Super Retail Group Ltd.	7,016	61,536
Superloop Ltd.(1)	13,306	12,585
Syrah Resources Ltd.(1)(2)	10,036	3,069
Technology One Ltd.	6,561	78,148
Telix Pharmaceuticals Ltd.(1)	3,648	44,298
Telstra Group Ltd.	46,157	106,902
TPG Telecom Ltd.(2)	527	1,635
Transurban Group	17,713	148,029
Treasury Wine Estates Ltd.	8,166	61,732
Tuas Ltd.(1)	517	1,362
Ventia Services Group Pty. Ltd.	16,171	38,831
Viva Energy Group Ltd.	31,180	72,538
Washington H Soul Pattinson & Co. Ltd.(2)	3,245	67,309
Webjet Ltd.(1)(2)	4,563	27,001
Wesfarmers Ltd.	13,222	573,586
West African Resources Ltd.(1)(2)	32,437	33,083
Westgold Resources Ltd.(2)	31,395	48,330
Westpac Banking Corp.	39,310	682,637
Whitehaven Coal Ltd.	34,611	185,752
WiseTech Global Ltd.	468	30,417
Woodside Energy Group Ltd.	14,051	259,993
Woodside Energy Group Ltd., ADR(2)	5,413	100,141
Woolworths Group Ltd.	13,779	290,592
Worley Ltd.	1,148	11,204
Xero Ltd.(1)	581	52,751
Yancoal Australia Ltd.(2)	14,124	60,872
Zip Co. Ltd.(1)	59,985	46,182
		16,641,091
Austria — 0.3%
ANDRITZ AG	554	33,273
AT&S Austria Technologie & Systemtechnik AG	1,130	26,154
BAWAG Group AG(1)	552	36,516

CA Immobilien Anlagen AG	255	8,251
DO & Co. AG	175	26,609
Erste Group Bank AG	2,736	134,447
Eurotelesites AG(1)	616	2,465
EVN AG	1,107	34,564
Immofinanz AG(1)	996	25,901
Lenzing AG(1)	128	4,842
Oesterreichische Post AG	665	22,136
OMV AG	1,372	69,339
Porr AG	59	895
Raiffeisen Bank International AG	3,020	55,855
Semperit AG Holding	239	3,059
Telekom Austria AG(1)	2,467	23,209
UNIQA Insurance Group AG	1,663	14,862
Verbund AG	551	45,241
Vienna Insurance Group AG Wiener Versicherung Gruppe	861	27,641
voestalpine AG	1,471	43,055
Wienerberger AG	1,008	37,837
		676,151
Belgium — 0.9%
Ackermans & van Haaren NV	515	91,357
Ageas SA	3,675	183,337
AGFA-Gevaert NV(1)	2,083	2,738
Anheuser-Busch InBev SA, ADR	4,290	270,570
Argenx SE, ADR(1)	254	94,239
Bekaert SA	1,481	69,797
bpost SA(2)	3,655	13,289
Cie d'Entreprises CFE	208	1,692
Colruyt Group NV	1,857	94,976
Deceuninck NV	1,645	4,596
Deme Group NV	208	36,984
D'ieteren Group	333	72,717
Elia Group SA	357	36,362
EVS Broadcast Equipment SA	45	1,480
Fagron	2,461	50,548
Galapagos NV, ADR(1)(2)	686	19,085
Gimv NV	622	31,313
KBC Ancora	1,121	56,456
KBC Group NV	3,497	255,388
Kinepolis Group NV	280	11,385
Lotus Bakeries NV	8	84,887
Melexis NV	511	46,397
Proximus SADP	5,194	40,948
Recticel SA(2)	118	1,773
Solvay SA(2)	3,592	131,811
Syensqo SA	1,500	150,125
Tessenderlo Group SA(2)	527	14,603
UCB SA	1,607	225,415
Umicore SA	3,887	76,987
VGP NV	302	34,879
		2,206,134
Canada — 10.3%
ADENTRA, Inc.	1,000	28,365
Advantage Energy Ltd.(1)	9,400	79,934
Aecon Group, Inc.(2)	3,160	38,093

Africa Oil Corp.(2)	8,100	15,511
Ag Growth International, Inc.	500	19,076
AGF Management Ltd., Class B	1,000	6,119
Agnico Eagle Mines Ltd.	5,328	363,357
Air Canada(1)	900	12,018
Alamos Gold, Inc., Class A	6,700	112,031
Alaris Equity Partners Income	100	1,156
Algoma Steel Group, Inc.(2)	3,600	27,708
Algonquin Power & Utilities Corp.(2)	5,800	36,469
Alimentation Couche-Tard, Inc.	6,000	350,196
AltaGas Ltd.	1,300	29,330
Altius Minerals Corp.(2)	500	8,074
Andlauer Healthcare Group, Inc.	600	16,508
ARC Resources Ltd.	19,588	370,648
Argonaut Gold, Inc.(1)	5,100	1,684
Aris Mining Corp.(1)	2,600	11,808
Aritzia, Inc.(1)	2,200	54,962
Atco Ltd., Class I(2)	2,000	57,992
Athabasca Oil Corp.(1)(2)	23,500	86,383
AtkinsRealis Group, Inc.	1,200	46,963
Atrium Mortgage Investment Corp.(2)	700	5,511
AutoCanada, Inc.(1)(2)	1,000	15,041
B2Gold Corp.	34,153	96,223
Ballard Power Systems, Inc.(1)(2)	2,100	6,471
Bank of Montreal	6,041	538,746
Bank of Nova Scotia	13,056	618,051
Barrick Gold Corp.	14,651	249,925
Bausch Health Cos., Inc.(1)(2)	920	6,041
Baytex Energy Corp.	19,550	71,863
BCE, Inc.	600	20,523
Birchcliff Energy Ltd.(2)	12,327	56,165
Bird Construction, Inc.	2,700	42,908
Bitfarms Ltd.(1)(2)	6,900	15,593
Black Diamond Group Ltd.	2,000	11,578
Bombardier, Inc., Class B(1)	584	39,313
Bonterra Energy Corp.(1)	1,100	4,269
Boralex, Inc., A Shares(2)	3,000	76,136
Boyd Group Services, Inc.	299	50,053
Brookfield Asset Management Ltd., Class A(2)	1,715	67,319
Brookfield Corp.	5,850	254,740
Brookfield Reinsurance Ltd.(1)	211	9,135
Brookfield Renewable Corp., Class A(2)	700	22,069
BRP, Inc.	600	37,489
CAE, Inc.(1)	3,500	65,714
Calfrac Well Services Ltd.(1)	1,600	4,895
Calibre Mining Corp.(1)	12,100	18,288
Cameco Corp.	3,000	166,470
Canacol Energy Ltd.(2)	419	1,411
Canada Goose Holdings, Inc.(1)(2)	600	8,672
Canadian Imperial Bank of Commerce	12,175	603,681
Canadian National Railway Co.	3,732	475,074
Canadian Natural Resources Ltd.	12,400	952,551
Canadian Pacific Kansas City Ltd.	3,500	278,598
Canadian Tire Corp. Ltd., Class A	700	69,869
Canadian Utilities Ltd., A Shares	2,500	57,009

Canadian Western Bank	3,400	63,188
Canfor Corp.(1)	1,800	19,784
Capital Power Corp.	3,600	103,884
Capstone Copper Corp.(1)	9,500	66,914
Cardinal Energy Ltd.(2)	4,800	24,829
Cargojet, Inc.	300	24,441
Cascades, Inc.	4,200	30,014
CCL Industries, Inc., Class B	1,800	92,777
Celestica, Inc.(1)	3,800	212,423
Cenovus Energy, Inc.	23,538	490,638
Centerra Gold, Inc.	6,800	46,749
CES Energy Solutions Corp.	13,800	73,103
CGI, Inc.(1)	1,700	167,873
Chorus Aviation, Inc.(1)(2)	1,800	2,945
CI Financial Corp.	3,100	33,276
Cogeco Communications, Inc.(2)	300	11,514
Cogeco, Inc.(2)	100	3,481
Colliers International Group, Inc.	200	22,426
Computer Modelling Group Ltd.	2,700	26,744
Constellation Software, Inc.	100	278,152
Corus Entertainment, Inc., B Shares	2,600	906
Crew Energy, Inc.(1)(2)	8,600	28,079
Definity Financial Corp.	1,800	57,092
Descartes Systems Group, Inc.(1)	900	83,109
Docebo, Inc.(1)	400	13,758
Dollarama, Inc.	3,000	283,943
Doman Building Materials Group Ltd.	4,300	22,652
Dorel Industries, Inc., Class B(1)(2)	500	2,623
DREAM Unlimited Corp., Class A(2)	400	5,576
Dundee Precious Metals, Inc.	4,590	37,887
Eldorado Gold Corp.(1)	6,000	97,025
Element Fleet Management Corp.	9,700	172,372
Emera, Inc.	3,800	132,322
Empire Co. Ltd., Class A	4,000	94,765
Enbridge, Inc.	8,100	296,139
Endeavour Silver Corp.(1)(2)	7,900	31,474
Enerflex Ltd.	4,000	20,778
Enerplus Corp.	8,548	173,789
Enghouse Systems Ltd.(2)	1,100	22,065
Ensign Energy Services, Inc.(1)(2)	8,600	14,828
EQB, Inc.(2)	1,100	70,716
Equinox Gold Corp.(1)(2)	7,893	42,854
ERO Copper Corp.(1)(2)	2,600	55,359
Evertz Technologies Ltd.	400	4,320
Exco Technologies Ltd.	200	1,181
Extendicare, Inc.(2)	900	4,906
Fairfax Financial Holdings Ltd.	400	450,291
Finning International, Inc.	4,000	119,476
Firm Capital Mortgage Investment Corp.	600	4,596
First Majestic Silver Corp.(2)	6,000	42,966
First Mining Gold Corp.(1)	9,000	925
First National Financial Corp.(2)	400	10,856
First Quantum Minerals Ltd.	7,200	92,499
FirstService Corp.	400	58,726
Fission Uranium Corp.(1)	12,000	10,213

Fortis, Inc.	3,328	133,101
Fortuna Silver Mines, Inc.(1)(2)	7,799	48,867
Franco-Nevada Corp.	1,200	147,642
Freehold Royalties Ltd.(2)	4,800	50,960
Frontera Energy Corp.	1,500	9,806
Galiano Gold, Inc.(1)(2)	1,100	2,018
Gear Energy Ltd.(2)	16,300	8,611
George Weston Ltd.	800	113,659
GFL Environmental, Inc.	1,600	50,373
Gibson Energy, Inc.(2)	3,900	65,184
Gildan Activewear, Inc.	4,100	156,847
goeasy Ltd.	400	53,572
Great-West Lifeco, Inc.(2)	5,100	152,968
Headwater Exploration, Inc.	10,500	58,781
Heroux-Devtek, Inc.(1)(2)	600	10,125
High Liner Foods, Inc.(2)	200	1,955
Hudbay Minerals, Inc.	10,962	106,970
Hut 8 Corp.(1)(2)	1,899	16,497
Hydro One Ltd.	5,200	149,787
i-80 Gold Corp.(1)(2)	800	875
iA Financial Corp., Inc.	3,400	221,370
IAMGOLD Corp.(1)	17,100	67,248
IGM Financial, Inc.(2)	600	16,029
Imperial Oil Ltd.(2)	3,573	252,452
Innergex Renewable Energy, Inc.	2,300	16,470
Intact Financial Corp.	1,200	200,776
Interfor Corp.(1)	1,700	22,127
International Petroleum Corp.(1)	3,727	49,795
Ivanhoe Mines Ltd., Class A(1)(2)	2,400	34,654
K92 Mining, Inc.(1)	3,300	18,450
Karora Resources, Inc.(1)	5,600	22,721
Kelt Exploration Ltd.(1)	10,100	46,686
Keyera Corp.	5,700	150,932
Kinross Gold Corp.	41,100	333,818
Knight Therapeutics, Inc.(1)	2,400	10,565
Labrador Iron Ore Royalty Corp.(2)	1,800	39,884
Largo, Inc.(1)(2)	700	1,546
Laurentian Bank of Canada(2)	1,000	18,306
Lightspeed Commerce, Inc.(1)	1,300	18,847
Linamar Corp.(2)	1,300	67,730
Loblaw Cos. Ltd.	2,100	243,905
Lumine Group, Inc.(1)	300	8,430
Lundin Gold, Inc.	3,300	48,739
Lundin Mining Corp.(2)	11,400	131,067
Magna International, Inc.	5,700	257,869
Major Drilling Group International, Inc.(1)	3,271	23,855
Manulife Financial Corp.	29,000	753,219
Martinrea International, Inc.	2,900	25,512
Mattr Corp.(1)	4,000	49,187
MCAN Mortgage Corp.	400	4,740
MDA Space Ltd.(1)	2,400	20,743
MEG Energy Corp.(1)	9,700	210,590
Methanex Corp.(2)	2,100	112,646
Metro, Inc.	2,500	133,222
MTY Food Group, Inc.	200	6,457

Mullen Group Ltd.	2,800	26,727
National Bank of Canada	6,500	555,549
New Gold, Inc.(1)	28,300	61,876
North American Construction Group Ltd.(2)	1,300	27,546
North West Co., Inc.	1,300	35,911
Northland Power, Inc.(2)	5,280	90,263
Nutrien Ltd.	6,500	380,905
NuVista Energy Ltd.(1)	6,900	69,154
Obsidian Energy Ltd.(1)	3,300	25,253
OceanaGold Corp.	18,400	42,255
Onex Corp.	1,200	85,068
Open Text Corp.	3,000	87,780
Osisko Gold Royalties Ltd.(2)	3,000	50,361
Osisko Mining, Inc.(1)	1,400	3,174
Pan American Silver Corp.	6,162	135,678
Paramount Resources Ltd., A Shares(2)	3,000	72,174
Parex Resources, Inc.	4,600	75,500
Park Lawn Corp.(2)	1,400	17,103
Parkland Corp.	4,000	115,426
Pason Systems, Inc.	3,200	38,716
Pembina Pipeline Corp.	5,400	200,596
PetroTal Corp.	18,500	10,587
Peyto Exploration & Development Corp.(2)	8,400	94,234
PHX Energy Services Corp.	3,300	22,421
Pine Cliff Energy Ltd.	6,700	5,309
Pizza Pizza Royalty Corp.(2)	200	1,955
Polaris Renewable Energy, Inc.(2)	400	4,050
Power Corp. of Canada	2,705	78,533
PrairieSky Royalty Ltd.	2,300	46,761
Precision Drilling Corp.(1)	800	59,559
Premium Brands Holdings Corp.(2)	600	39,356
Quarterhill, Inc.(1)(2)	800	1,015
Quebecor, Inc., Class B	1,800	37,969
RB Global, Inc.	1,400	101,753
Real Matters, Inc.(1)	3,450	14,454
Restaurant Brands International, Inc.	2,200	150,858
Richelieu Hardware Ltd.	1,300	36,283
Rogers Communications, Inc., Class B	3,400	137,377
Royal Bank of Canada(2)	11,000	1,202,377
Russel Metals, Inc.	3,000	80,495
Sandstorm Gold Ltd.(2)	2,900	16,362
Saputo, Inc.	1,800	36,424
Secure Energy Services, Inc.	11,300	93,687
Shopify, Inc., Class A(1)	4,400	260,394
Sienna Senior Living, Inc.(2)	100	1,054
Silvercorp Metals, Inc.	5,300	21,154
SilverCrest Metals, Inc.(1)(2)	6,200	55,452
Sleep Country Canada Holdings, Inc.(2)	600	11,292
Softchoice Corp.(2)	1,100	14,600
Spartan Delta Corp.(2)	4,800	15,108
Spin Master Corp., VTG Shares	1,000	21,321
SSR Mining, Inc.(2)	2,809	14,983
Stantec, Inc.	1,700	137,202
Stelco Holdings, Inc.	1,300	38,877
Strathcona Resources Ltd.(1)	271	7,295

Sun Life Financial, Inc.(2)	4,700	235,560
Suncor Energy, Inc.	20,766	847,125
Superior Plus Corp.	3,300	22,760
Surge Energy, Inc.(2)	5,700	30,488
Tamarack Valley Energy Ltd.(2)	30,100	84,804
Taseko Mines Ltd.(1)	3,500	9,579
TC Energy Corp.	10,786	415,945
Teck Resources Ltd., Class B	8,300	431,701
TELUS Corp.	3,300	54,260
TELUS Corp.(1)	134	2,203
TFI International, Inc.	1,000	132,316
Thomson Reuters Corp.	700	120,458
Tidewater Midstream & Infrastructure Ltd.	8,200	3,730
Timbercreek Financial Corp.(2)	1,500	7,814
TMX Group Ltd.	1,500	40,258
Topaz Energy Corp.	2,100	35,315
Torex Gold Resources, Inc.(1)	3,738	58,828
Toromont Industries Ltd.	1,000	87,340
Toronto-Dominion Bank	13,865	775,166
Total Energy Services, Inc.	1,600	11,094
Tourmaline Oil Corp.	7,400	367,082
TransAlta Corp.(2)	4,800	34,478
Transcontinental, Inc., Class A	1,260	12,656
Trican Well Service Ltd.	13,400	44,046
Valeura Energy, Inc.(1)(2)	8,900	36,568
Veren, Inc.(2)	24,817	215,950
Vermilion Energy, Inc.(2)	6,933	85,763
Victoria Gold Corp.(1)	1,300	7,726
Wajax Corp.	500	9,656
Wesdome Gold Mines Ltd.(1)	2,200	17,949
West Fraser Timber Co. Ltd.	1,572	125,753
Western Forest Products, Inc.(2)	5,500	1,998
Westshore Terminals Investment Corp.(2)	600	10,160
Wheaton Precious Metals Corp.(2)	2,600	142,404
Whitecap Resources, Inc.(2)	22,696	177,678
Winpak Ltd.	500	16,002
WSP Global, Inc.	1,000	150,409
Yangarra Resources Ltd.(1)	4,100	3,369
		26,061,142
Denmark — 3.2%
Alm Brand AS	21,735	43,292
Ambu AS, Class B(1)	2,758	52,952
AP Moller - Maersk AS, A Shares	64	112,306
AP Moller - Maersk AS, B Shares	106	192,727
Bang & Olufsen AS(1)	1,614	2,440
Bavarian Nordic AS(1)	1,131	30,519
Carlsberg AS, B Shares	546	74,076
cBrain AS	582	26,172
Chemometec AS	181	9,640
Coloplast AS, B Shares	598	71,926
D/S Norden AS	1,124	54,576
Danske Bank AS	6,761	207,844
Demant AS(1)	632	30,375
Dfds AS	1,450	45,169
DSV AS	825	127,025

Genmab AS, ADR(1)	5,400	152,280
GN Store Nord AS(1)	283	8,998
H Lundbeck AS	3,924	21,558
H Lundbeck AS, A Shares	981	4,803
H&H International AS, B Shares(1)	331	5,146
ISS AS	387	7,507
Jyske Bank AS	1,112	91,752
Nilfisk Holding AS(1)	257	5,615
NKT AS(1)	2,437	211,613
NNIT AS(1)	254	4,008
Novo Nordisk AS, ADR	36,035	4,874,815
Novonesis (Novozymes) B, B Shares	4,199	250,435
Orsted AS(1)	1,620	99,365
Pandora AS	1,550	254,603
Per Aarsleff Holding AS	1,039	56,932
Ringkjoebing Landbobank AS	587	105,315
Rockwool AS, B Shares	198	83,307
Royal Unibrew AS(1)	767	63,041
Schouw & Co. AS	303	25,263
Solar AS, B Shares	136	7,014
SP Group AS	96	3,762
Spar Nord Bank AS	2,302	42,659
Svitzer AS(1)	340	13,329
Sydbank AS	1,368	72,907
Topdanmark AS	1,561	66,574
TORM PLC, Class A	2,330	86,224
Tryg AS	3,291	67,755
Vestas Wind Systems AS(1)	7,599	213,215
Zealand Pharma AS(1)	596	55,913
		8,036,747
Finland — 1.1%
Aktia Bank OYJ	500	5,133
Anora Group OYJ(2)	109	552
Cargotec OYJ, B Shares	1,209	100,765
Citycon OYJ(1)	1,917	8,885
Elisa OYJ	1,925	89,697
Finnair OYJ(1)	256	790
Fortum OYJ	6,246	95,432
Harvia OYJ	623	28,328
HKFoods OYJ, A Shares(1)(2)	1,333	1,016
Huhtamaki OYJ	3,015	121,625
Kemira OYJ	4,309	101,566
Kesko OYJ, B Shares	6,732	122,463
Kojamo OYJ(1)	4,915	53,957
Kone OYJ, B Shares	1,921	98,008
Konecranes OYJ	1,368	78,727
Mandatum OYJ	13,826	62,133
Marimekko OYJ	1,820	31,669
Metsa Board OYJ, Class B(2)	4,677	39,562
Metso OYJ(2)	5,694	69,634
Neste OYJ	4,663	97,896
Nokia OYJ, ADR	40,666	158,598
Nokian Renkaat OYJ(2)	6,290	57,811
Nordea Bank Abp	31,702	389,853
Oriola OYJ, B Shares	441	456

Orion OYJ, Class B	909	37,021
Outokumpu OYJ(2)	13,599	56,489
Puuilo OYJ	3,266	37,484
QT Group OYJ(1)	801	70,682
Revenio Group OYJ	298	9,115
Sampo OYJ, A Shares	4,086	174,900
Sanoma OYJ	490	4,001
Stora Enso OYJ, R Shares	10,462	153,261
TietoEVRY OYJ	97	1,960
Tokmanni Group Corp.(2)	2,347	34,707
UPM-Kymmene OYJ	6,855	262,047
Valmet OYJ(2)	1,331	35,821
Wartsila OYJ Abp	3,629	76,090
YIT OYJ(2)	5,343	13,946
		2,782,080
France — 9.6%
ABC arbitrage	396	1,821
Accor SA(1)	2,378	103,744
Aeroports de Paris SA(2)	732	104,892
Air France-KLM(1)(2)	804	9,191
Air Liquide SA	5,577	1,097,965
Airbus SE	4,602	782,808
AKWEL SADIR	46	648
Alstom SA(2)	1,620	31,888
Alten SA	482	62,108
Amundi SA(1)(2)	870	67,133
Aperam SA	1,478	42,631
ArcelorMittal SA, NY Shares(2)	12,738	337,430
Arkema SA	2,469	253,013
Aubay	27	1,319
AXA SA	17,284	624,063
Ayvens SA	4,580	34,407
Beneteau SACA(2)	1,248	18,266
Bigben Interactive(1)	62	201
BioMerieux	776	82,403
BNP Paribas SA	10,433	770,129
Bollore SE	12,196	82,142
Bonduelle SCA	188	1,592
Bouygues SA	4,662	182,698
Bureau Veritas SA	5,500	165,645
Capgemini SE	984	199,360
Carrefour SA(2)	13,100	213,628
Cellectis SA, ADR(1)	316	856
Cie de Saint-Gobain SA	10,719	946,394
Cie des Alpes	1,031	17,983
Cie Generale des Etablissements Michelin SCA(2)	22,098	896,185
Clariane SE(2)	780	2,749
Coface SA(2)	4,209	64,812
Credit Agricole SA(2)	19,596	318,844
Danone SA	3,575	230,551
Dassault Aviation SA	775	168,201
Dassault Systemes SE	3,545	144,076
Derichebourg SA	3,292	18,767
Edenred SE	1,558	72,699
Eiffage SA	2,632	291,205

Elis SA	536	13,627
Engie SA	29,235	495,288
Eramet SA(1)(2)	355	40,990
Esker SA	87	18,122
EssilorLuxottica SA	1,485	333,017
Esso SA Francaise	168	36,600
Etablissements Maurel et Prom SA	4,068	29,702
Eurazeo SE	1,052	88,800
Euroapi SA(1)	956	3,764
Eurofins Scientific SE	790	47,687
Euronext NV	633	62,329
Eutelsat Communications SACA(1)(2)	11,276	57,064
Fnac Darty SA(2)	114	4,287
Forvia SE(1)	2,984	48,987
Gaztransport Et Technigaz SA	1,596	232,832
Getlink SE	12,478	219,894
Hermes International SCA	238	564,921
ID Logistics Group SACA(1)	79	34,821
Imerys SA	922	36,134
Infotel SA(2)	51	2,467
Interparfums SA	522	27,723
Ipsen SA	1,641	215,275
IPSOS SA	488	35,596
Jacquet Metals SACA	231	4,385
JCDecaux SE(1)	1,994	47,277
Kaufman & Broad SA	830	29,991
Kering SA	971	335,689
La Francaise De L'energie SACA(1)(2)	281	11,580
La Francaise des Jeux SAEM	4,650	167,402
Legrand SA	2,055	223,138
LISI SA	253	7,276
L'Oreal SA	828	408,701
LVMH Moet Hennessy Louis Vuitton SE	2,092	1,673,063
Maisons du Monde SA	672	3,858
Manitou BF SA(1)	243	7,318
Mersen SA	1,007	42,146
Metropole Television SA	937	14,270
Nacon SA(1)	39	53
Neoen SA(2)	1,136	38,704
Nexans SA	811	98,704
Nexity SA(1)(2)	2,710	36,918
Novacyt SA(1)(2)	1,610	1,139
Opmobility	2,929	34,814
Orange SA, ADR(2)	36,483	428,675
Pernod Ricard SA	1,518	227,325
Pluxee NV(1)	1,206	37,609
Publicis Groupe SA	1,513	169,947
Pullup Entertainment(1)	53	871
Remy Cointreau SA	170	15,918
Renault SA	7,778	456,881
Rexel SA	4,202	127,698
Rubis SCA	1,660	59,135
Safran SA	5,802	1,358,859
Sanofi SA, ADR	13,322	653,178
Sartorius Stedim Biotech	148	29,482

Schneider Electric SE	2,227	555,592
SCOR SE	5,834	168,617
SEB SA	778	96,438
SES SA	16,651	95,221
SMCP SA(1)(2)	707	2,000
Societe BIC SA(1)	586	43,847
Societe Generale SA(2)	13,812	413,709
Sodexo SA	1,206	112,325
SOITEC(1)	672	82,422
Solutions 30 SE(1)(2)	1,773	3,979
Sopra Steria Group	213	50,624
SPIE SA	1,881	77,811
STMicroelectronics NV, NY Shares(2)	10,355	434,599
Technip Energies NV	1,372	33,193
Teleperformance SE(2)	503	57,539
Television Francaise 1 SA(2)	741	7,297
Thales SA	1,615	293,302
TotalEnergies SE, ADR	26,608	1,945,577
Trigano SA	377	57,665
Ubisoft Entertainment SA(1)	5,384	131,669
Valeo SE	8,649	106,974
Vallourec SACA(1)	7,735	138,537
Veolia Environnement SA	4,951	165,744
Verallia SA	3,007	124,501
Vicat SACA	827	32,785
Vinci SA	8,929	1,114,268
Virbac SACA	6	2,342
Vivendi SE	12,173	134,049
VusionGroup(1)(2)	151	24,116
Wavestone	105	6,818
Worldline SA(1)	673	8,996
X-Fab Silicon Foundries SE(1)	3,679	26,674
		24,395,608
Germany — 7.1%
1&1 AG	1,290	24,571
7C Solarparken AG	2,864	10,000
Adesso SE	58	6,238
adidas AG	2,173	550,356
ADLER Group SA(1)	223	44
Allianz SE	3,221	942,908
AlzChem Group AG	429	19,547
Amadeus Fire AG	60	7,243
Aroundtown SA(1)	26,921	63,508
Atoss Software SE	106	27,008
Aurubis AG	774	65,853
Auto1 Group SE(1)	2,268	17,281
BASF SE	12,506	661,900
Bayer AG	3,376	103,863
Bayerische Motoren Werke AG	3,778	385,365
Bayerische Motoren Werke AG, Preference Shares	926	89,521
BayWa AG	414	10,188
Bechtle AG(1)	2,619	127,834
Beiersdorf AG	936	146,743
Bertrandt AG	99	3,967
Bijou Brigitte AG	20	927

Bilfinger SE	1,000	54,830
Borussia Dortmund GmbH & Co. KGaA(1)	4,118	18,395
BRANICKS Group AG(1)	312	844
Brenntag SE	3,293	237,214
CANCOM SE	635	21,333
Carl Zeiss Meditec AG, Bearer Shares	459	42,460
Ceconomy AG(1)	4,325	14,686
Cewe Stiftung & Co. KGaA	242	28,249
Commerzbank AG	22,127	375,703
CompuGroup Medical SE & Co. KGaA	693	20,886
Continental AG	3,023	206,031
Covestro AG(1)	5,389	290,354
CTS Eventim AG & Co. KGaA	1,155	100,198
Daimler Truck Holding AG	10,421	445,875
Delivery Hero SE(1)	1,180	36,146
Dermapharm Holding SE	489	19,524
Deutsche Bank AG	34,693	578,679
Deutsche Beteiligungs AG	216	6,615
Deutsche Boerse AG	1,976	393,770
Deutsche Lufthansa AG	19,192	134,421
Deutsche Pfandbriefbank AG(1)(2)	2,973	18,571
Deutsche Telekom AG	29,880	726,511
Deutz AG	6,477	37,094
DHL Group	11,398	479,859
Dr Ing hc F Porsche AG, Preference Shares	625	51,919
Draegerwerk AG & Co. KGaA	78	3,968
Draegerwerk AG & Co. KGaA, Preference Shares	416	22,769
E.ON SE	24,831	332,540
Elmos Semiconductor SE	204	18,950
ElringKlinger AG	121	787
Encavis AG(1)	3,168	58,093
Energiekontor AG	210	16,489
Evonik Industries AG	4,934	108,689
Fielmann Group AG	995	47,407
flatexDEGIRO AG(1)	3,655	56,113
Fraport AG Frankfurt Airport Services Worldwide(1)	927	53,778
Freenet AG	1,980	51,638
Fresenius Medical Care AG, ADR	1,743	37,074
Fresenius SE & Co. KGaA(1)	368	11,742
FUCHS SE, Preference Shares	2,064	100,228
GEA Group AG	4,303	180,139
Gerresheimer AG	984	112,718
Grand City Properties SA(1)	1,895	23,215
Grenke AG	746	17,594
Hamburger Hafen und Logistik AG(1)	771	13,455
Hannover Rueck SE	594	147,674
Heidelberg Materials AG	2,478	259,876
Heidelberger Druckmaschinen AG(1)	3,633	4,602
HelloFresh SE(1)(2)	5,544	33,304
Henkel AG & Co. KGaA	460	36,860
Henkel AG & Co. KGaA, Preference Shares	1,106	100,127
Hensoldt AG	1,277	52,064
HOCHTIEF AG	490	53,482
Hornbach Holding AG & Co. KGaA	279	23,522
HUGO BOSS AG	1,887	99,885

Indus Holding AG	450	13,213
Infineon Technologies AG	15,790	638,839
Init Innovation in Traffic Systems SE(1)	40	1,719
Instone Real Estate Group SE	786	7,921
JOST Werke SE	365	18,367
Jungheinrich AG, Preference Shares	1,935	75,614
K&S AG	6,264	92,244
KION Group AG	2,271	107,437
Kloeckner & Co. SE	2,886	19,174
Knorr-Bremse AG	1,835	141,319
Koenig & Bauer AG(1)	246	3,704
Kontron AG	1,638	38,904
Krones AG(1)	571	78,429
KSB SE & Co. KGaA, Preference Shares	15	10,491
KWS Saat SE & Co. KGaA	122	8,390
Lang & Schwarz AG	141	2,737
Lanxess AG	1,807	48,958
LEG Immobilien SE	971	86,355
Leifheit AG	4	73
Mercedes-Benz Group AG	7,217	523,790
Merck KGaA	375	68,156
METRO AG	5,078	27,102
MLP SE	786	5,485
MTU Aero Engines AG	890	222,320
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,371	683,715
Mutares SE & Co. KGaA	990	45,249
Nagarro SE(1)	105	9,237
Nemetschek SE	986	90,608
New Work SE(1)	30	1,952
Norma Group SE	783	15,571
Northern Data AG(1)	494	13,086
OHB SE(1)	22	1,045
Patrizia SE(1)	274	2,392
Pfeiffer Vacuum Technology AG(1)	80	13,890
Porsche Automobil Holding SE, Preference Shares	2,508	138,388
ProSiebenSat.1 Media SE	1,940	16,126
publity AG(1)	24	131
Puma SE	1,119	58,112
Qiagen NV(1)	1,260	54,508
Rational AG	74	63,149
Rheinmetall AG	989	570,079
RTL Group SA	47	1,575
RWE AG	6,374	242,239
SAF-Holland SE(1)	2,776	53,368
Salzgitter AG	583	14,498
SAP SE, ADR	5,149	939,384
Sartorius AG, Preference Shares	245	64,942
Schaeffler AG, Preference Shares	4,079	26,382
Scout24 SE	760	57,170
SGL Carbon SE(1)(2)	2,080	16,036
Siemens AG	3,550	684,231
Siemens Energy AG(1)	3,014	82,075
Siemens Healthineers AG	1,492	87,064
Siltronic AG	860	70,065
Sixt SE(1)	277	22,814

Sixt SE, Preference Shares(1)	337	21,721
SMA Solar Technology AG	156	8,257
Stabilus SE	666	41,540
Steico SE	77	2,871
STO SE & Co. KGaA, Preference Shares	157	29,316
Stroeer SE & Co. KGaA	604	43,090
Suedzucker AG	1,714	26,248
SUESS MicroTec SE	1,027	61,480
Symrise AG	1,323	158,033
TAG Immobilien AG(1)(2)	4,674	73,028
Talanx AG	2,031	162,006
TeamViewer SE(1)	3,705	46,970
thyssenkrupp AG	17,983	89,128
UmweltBank AG	260	1,960
Uniper SE(1)	92	5,383
United Internet AG	3,698	87,656
Villeroy & Boch AG, Preference Shares	155	2,846
Volkswagen AG	355	50,902
Volkswagen AG, Preference Shares	2,716	341,296
Vonovia SE	12,683	398,698
Vossloh AG	341	17,982
Wacker Chemie AG	657	73,347
Wacker Neuson SE	447	8,140
Washtec AG	108	4,736
Wuestenrot & Wuerttembergische AG	218	3,253
Zalando SE(1)	8,019	212,979
		18,036,502
Hong Kong — 1.7%
AIA Group Ltd.	85,268	662,293
ASMPT Ltd.	7,100	84,909
AustAsia Group Ltd.(1)	2,080	265
Bank of East Asia Ltd.	47,800	63,143
BOC Hong Kong Holdings Ltd.	52,000	163,457
Bright Smart Securities & Commodities Group Ltd.	14,000	3,163
Budweiser Brewing Co. APAC Ltd.	14,200	18,028
Cafe de Coral Holdings Ltd.	16,000	16,860
Chow Sang Sang Holdings International Ltd.	5,000	5,234
CITIC Telecom International Holdings Ltd.	25,000	8,211
CK Asset Holdings Ltd.	20,906	82,805
CK Hutchison Holdings Ltd.	22,500	109,869
CK Infrastructure Holdings Ltd.	11,500	66,516
CLP Holdings Ltd.	26,000	206,013
Comba Telecom Systems Holdings Ltd.	18,000	1,312
Cowell e Holdings, Inc.(1)(2)	11,000	29,991
Dah Sing Banking Group Ltd.	16,800	14,562
Dah Sing Financial Holdings Ltd.	3,200	9,417
DFI Retail Group Holdings Ltd.	2,300	4,244
E-Commodities Holdings Ltd.	82,000	18,255
Esprit Holdings Ltd.(1)	5,100	146
ESR Group Ltd.	7,800	11,003
Fairwood Holdings Ltd.	2,000	2,070
Far East Consortium International Ltd.	16,500	2,430
First Pacific Co. Ltd.	24,000	11,535
Futu Holdings Ltd., ADR(1)	705	52,974
Galaxy Entertainment Group Ltd.	8,000	38,546

Giordano International Ltd.	52,000	12,985
Guotai Junan International Holdings Ltd.	40,000	2,974
Hang Lung Group Ltd.	28,000	31,125
Hang Lung Properties Ltd.	49,000	44,630
Hang Seng Bank Ltd.	5,000	69,667
Henderson Land Development Co. Ltd.	35,000	109,514
HK Electric Investments & HK Electric Investments Ltd.	28,500	17,478
HKT Trust & HKT Ltd.	41,000	47,781
Hong Kong & China Gas Co. Ltd.	52,332	40,716
Hong Kong Exchanges & Clearing Ltd.	4,700	158,983
Hong Kong Resources Holdings Co. Ltd.(1)	492	37
Hong Kong Technology Venture Co. Ltd.(1)	27,000	5,891
Hongkong & Shanghai Hotels Ltd.	1,000	781
Hongkong Land Holdings Ltd.	30,100	102,321
Hutchison Telecommunications Hong Kong Holdings Ltd.	20,000	2,486
Hysan Development Co. Ltd.	18,000	27,909
Jardine Matheson Holdings Ltd.	4,100	151,103
Johnson Electric Holdings Ltd.	17,000	26,030
K Wah International Holdings Ltd.	11,000	2,609
Kerry Logistics Network Ltd.	728	836
Kerry Properties Ltd.	23,000	41,593
Luk Fook Holdings International Ltd.	12,000	29,461
Man Wah Holdings Ltd.	44,400	36,958
Melco Resorts & Entertainment Ltd., ADR(1)	2,192	17,185
MGM China Holdings Ltd.	800	1,423
Modern Dental Group Ltd.	6,000	3,510
MTR Corp. Ltd.	23,000	78,156
New World Development Co. Ltd.(2)	29,000	31,499
Oriental Watch Holdings(2)	24,828	10,851
Pacific Basin Shipping Ltd.	281,000	98,922
Pacific Century Premium Developments Ltd.(1)	2,268	56
Pacific Textiles Holdings Ltd.	12,000	2,320
PAX Global Technology Ltd.	25,000	19,958
PC Partner Group Ltd.	8,000	3,294
PCCW Ltd.	27,024	14,472
Perfect Medical Health Management Ltd.	7,000	2,099
Power Assets Holdings Ltd.	13,500	74,957
Sa Sa International Holdings Ltd.(1)	4,000	400
Sands China Ltd.(1)	11,600	27,801
Shangri-La Asia Ltd.(1)	10,000	7,038
Shun Tak Holdings Ltd.(1)	58,000	5,590
Singamas Container Holdings Ltd.	96,000	8,996
Sino Land Co. Ltd.	76,408	81,317
SITC International Holdings Co. Ltd.	40,000	102,611
SJM Holdings Ltd.(1)(2)	17,500	6,398
Stella International Holdings Ltd.	15,000	28,411
Sun Hung Kai & Co. Ltd.	10,000	3,089
Sun Hung Kai Properties Ltd.	17,500	169,094
Swire Pacific Ltd., Class A	13,500	117,513
Swire Properties Ltd.	12,600	23,175
Techtronic Industries Co. Ltd.	14,500	178,375
Texhong International Group Ltd.(1)	4,000	2,256
Texwinca Holdings Ltd.	4,000	529
Theme International Holdings Ltd.(2)	80,000	5,947
United Energy Group Ltd.	340,000	27,838

United Laboratories International Holdings Ltd.	54,000	62,089
Value Partners Group Ltd.	10,000	2,185
Vitasoy International Holdings Ltd.	6,000	5,122
VTech Holdings Ltd.	10,000	71,706
WH Group Ltd.	264,423	180,193
Wharf Real Estate Investment Co. Ltd.	20,000	58,192
Wynn Macau Ltd.(1)(2)	7,600	7,230
Xinyi Glass Holdings Ltd.(2)	31,000	38,413
Yue Yuen Industrial Holdings Ltd.	30,000	55,466
		4,286,795
Ireland — 0.5%
AIB Group PLC	16,408	93,373
Bank of Ireland Group PLC	21,652	248,848
Cairn Homes PLC	18,229	33,175
Dalata Hotel Group PLC	6,843	31,350
FBD Holdings PLC	510	7,463
Glanbia PLC	4,457	91,600
Glenveagh Properties PLC(1)	34,927	52,520
ICON PLC(1)	296	96,147
Kerry Group PLC, A Shares	888	75,233
Kingspan Group PLC	1,815	174,853
Origin Enterprises PLC	6,048	20,227
Smurfit Kappa Group PLC	6,148	299,856
Uniphar PLC	1,590	4,501
		1,229,146
Israel — 0.9%
AFI Properties Ltd.(1)	174	7,570
Africa Israel Residences Ltd.	154	9,130
Airport City Ltd.(1)	717	10,699
Alony Hetz Properties & Investments Ltd.	3,723	24,831
Amot Investments Ltd.	2,002	7,832
Arad Investment & Industrial Development Ltd.(1)	133	3,600
Ashdod Refinery Ltd.	298	5,953
Ashtrom Group Ltd.(1)	462	5,815
AudioCodes Ltd.	183	1,828
Azrieli Group Ltd.	424	25,683
Bank Hapoalim BM	13,673	125,780
Bank Leumi Le-Israel BM	11,663	97,036
Bezeq The Israeli Telecommunication Corp. Ltd.	30,094	36,361
Big Shopping Centers Ltd.(1)	257	25,187
Blue Square Real Estate Ltd.	143	10,315
Caesarstone Ltd.(1)	67	401
Camtek Ltd.	233	25,826
Carasso Motors Ltd.	1,555	7,578
Cellcom Israel Ltd.(1)	2,364	9,353
Check Point Software Technologies Ltd.(1)	666	100,233
Clal Insurance Enterprises Holdings Ltd.(1)	1,225	20,023
Cognyte Software Ltd.(1)	134	1,018
CyberArk Software Ltd.(1)	144	33,012
Danel Adir Yeoshua Ltd.(1)	230	21,142
Delek Automotive Systems Ltd.	1,513	8,113
Delek Group Ltd.	352	40,419
Delta Galil Ltd.	164	7,370
Elbit Systems Ltd.	225	42,892
Electra Consumer Products 1970 Ltd.(1)	158	3,378

Electra Ltd.	28	9,966
Electra Real Estate Ltd.	1,367	12,592
Energix-Renewable Energies Ltd.	6,124	25,431
Equital Ltd.(1)	507	14,555
Fattal Holdings 1998 Ltd.(1)	115	13,301
FIBI Holdings Ltd.	572	24,459
First International Bank Of Israel Ltd.	813	33,173
FMS Enterprises Migun Ltd.	27	1,074
Fox Wizel Ltd.	130	9,929
G City Ltd.(1)	640	1,594
Gav-Yam Lands Corp. Ltd.	433	2,923
Harel Insurance Investments & Financial Services Ltd.	2,182	18,677
Hilan Ltd.	298	16,835
ICL Group Ltd.	12,646	59,813
IDI Insurance Co. Ltd.	30	876
Inmode Ltd.(1)	1,395	26,686
Inrom Construction Industries Ltd.	1,146	3,348
Isracard Ltd.	4,656	16,168
Israel Corp. Ltd.	71	16,821
Israel Discount Bank Ltd., A Shares	22,658	116,534
Israel Land Development Co. Ltd.(1)	808	6,839
Isras Holdings Ltd.(1)	133	10,805
Isras Investment Co. Ltd.	46	9,024
Ituran Location & Control Ltd.	393	10,882
Kamada Ltd.(1)	160	833
Kenon Holdings Ltd.	115	2,911
Kornit Digital Ltd.(1)	40	569
M Yochananof & Sons Ltd.	68	3,565
Matrix IT Ltd.	212	4,216
Mediterranean Towers Ltd.	327	713
Mega Or Holdings Ltd.	162	3,906
Melisron Ltd.	469	30,979
Menora Mivtachim Holdings Ltd.	483	12,439
Migdal Insurance & Financial Holdings Ltd.	14,966	17,925
Mivne Real Estate KD Ltd.	11,516	26,820
Mizrahi Tefahot Bank Ltd.	1,929	70,443
Monday.com Ltd.(1)	85	19,202
Nano Dimension Ltd., ADR(1)	4,753	12,928
Neto Malinda Trading Ltd.(1)	370	5,652
Next Vision Stabilized Systems Ltd.	2,783	42,936
Nice Ltd., ADR(1)	383	70,307
Nova Ltd.(1)	378	83,135
Novolog Ltd.	5,599	2,361
Oil Refineries Ltd.	133,147	36,225
One Software Technologies Ltd.	600	8,239
Partner Communications Co. Ltd.(1)	3,082	14,404
Paz Oil Co. Ltd.	298	30,270
Perion Network Ltd.(1)	533	6,719
Phoenix Holdings Ltd.	2,948	28,151
Property & Building Corp. Ltd.(1)	45	2,167
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	268	15,049
Retailors Ltd.	194	3,989
Sapiens International Corp. NV	45	1,516
Scope Metals Group Ltd.(1)	181	5,862
Shapir Engineering & Industry Ltd.(1)	1,813	9,204

Shikun & Binui Ltd.(1)	12,876	26,748
Shufersal Ltd.	7,233	47,843
Strauss Group Ltd.	509	8,420
Summit Real Estate Holdings Ltd.	420	4,900
Taro Pharmaceutical Industries Ltd.(1)	51	2,184
Tel Aviv Stock Exchange Ltd.	917	6,312
Tera Light Ltd.(1)	69	125
Teva Pharmaceutical Industries Ltd., ADR(1)	9,970	168,792
Tower Semiconductor Ltd.(1)	1,869	70,080
Wix.com Ltd.(1)	297	47,847
ZIM Integrated Shipping Services Ltd.(1)	3,993	90,002
		2,227,571
Italy — 2.6%
A2A SpA	46,575	98,109
ACEA SpA	668	12,647
Amplifon SpA	1,006	37,185
Arnoldo Mondadori Editore SpA	2,193	5,602
Ascopiave SpA(2)	1,761	4,276
Assicurazioni Generali SpA	5,487	141,228
Azimut Holding SpA	3,434	91,470
Banca Generali SpA	1,640	68,881
Banca IFIS SpA	489	10,768
Banca Mediolanum SpA	3,320	38,224
Banca Monte dei Paschi di Siena SpA	8,457	45,686
Banca Popolare di Sondrio SpA(2)	10,739	84,183
Banco BPM SpA	25,745	185,749
BFF Bank SpA(2)	5,766	57,529
BPER Banca SpA	38,499	207,191
Brembo NV(2)	1,664	19,331
Brunello Cucinelli SpA	889	89,794
Buzzi SpA	1,417	59,909
Carel Industries SpA	333	6,310
Cementir Holding NV	699	7,671
CIR SpA-Compagnie Industriali(1)	10,844	6,592
Credito Emiliano SpA	1,683	17,602
d'Amico International Shipping SA	4,527	34,120
Danieli & C Officine Meccaniche SpA(2)	239	9,595
Danieli & C Officine Meccaniche SpA, Preference Shares	1,586	47,802
Davide Campari-Milano NV	2,453	24,573
De' Longhi SpA	2,128	74,893
DiaSorin SpA	42	4,533
Digital Bros SpA(1)(2)	352	3,921
Digital Value SpA(1)	81	5,508
doValue SpA(1)(2)	489	1,293
Enav SpA	4,093	16,828
Enel SpA	34,142	247,895
Eni SpA, ADR(2)	14,471	456,271
ERG SpA	1,547	43,348
Ferrari NV	870	358,511
Fila SpA	2,447	24,729
Fincantieri SpA(1)(2)	35,815	22,971
FinecoBank Banca Fineco SpA	10,293	166,937
Hera SpA	29,062	107,273
Infrastrutture Wireless Italiane SpA	943	10,339
Interpump Group SpA(2)	205	9,669

Intesa Sanpaolo SpA	101,613	400,277
Iren SpA	32,681	67,320
Italgas SpA	11,339	60,504
Iveco Group NV	7,727	92,654
Leonardo SpA(1)	4,135	106,360
Maire SpA	6,298	51,923
Mediobanca Banca di Credito Finanziario SpA	4,408	69,768
MFE-MediaForEurope NV, Class A	8,147	27,976
MFE-MediaForEurope NV, Class B(2)	1,530	6,964
Moncler SpA	1,518	101,295
Nexi SpA(1)	1,732	11,529
OVS SpA	9,129	27,142
Piaggio & C SpA	5,336	16,521
Poste Italiane SpA	7,484	102,808
Prysmian SpA	3,905	256,831
RAI Way SpA	2,481	14,060
Recordati Industria Chimica e Farmaceutica SpA	641	33,834
Saipem SpA(1)	43,250	108,012
Salvatore Ferragamo SpA(2)	1,517	15,459
Sanlorenzo SpA(2)	180	8,302
Saras SpA	31,390	55,650
Sesa SpA	216	25,044
Snam SpA	28,121	133,426
Stellantis NV	20,661	457,766
Technogym SpA	3,932	39,856
Telecom Italia SpA(1)(2)	49,767	13,119
Telecom Italia SpA, Preference Shares(1)	37,591	10,802
Tenaris SA, ADR	1,830	60,335
Terna - Rete Elettrica Nazionale	17,981	151,337
UniCredit SpA	24,527	976,484
Unieuro SpA(2)	231	2,422
Unipol Gruppo SpA	5,271	54,340
Webuild SpA(2)	15,766	36,188
		6,563,254
Japan — 20.4%
77 Bank Ltd.	1,600	47,898
A&D HOLON Holdings Co. Ltd.	2,000	37,303
ABC-Mart, Inc.	900	17,357
Acom Co. Ltd.	1,400	3,594
Adastria Co. Ltd.	1,100	25,404
ADEKA Corp.	1,300	27,947
Advantest Corp.	2,900	96,537
Adventure, Inc.	200	5,914
Aeon Co. Ltd.	9,200	198,436
Aeon Delight Co. Ltd.	1,100	28,708
AEON Financial Service Co. Ltd.	3,500	29,399
Aeon Hokkaido Corp.	3,200	19,003
Aeon Mall Co. Ltd.	2,500	30,073
AGC, Inc.	3,800	132,598
Ai Holdings Corp.	100	1,577
Aica Kogyo Co. Ltd.	1,300	28,607
Aichi Financial Group, Inc.	1,966	34,163
Aichi Steel Corp.	900	21,471
Aida Engineering Ltd.	200	1,143
Aiful Corp.	3,700	9,544

Ain Holdings, Inc.	400	14,909
Air Water, Inc.	4,100	59,982
Aisan Industry Co. Ltd.	1,000	8,705
Aisin Corp.	3,600	134,349
Ajinomoto Co., Inc.	2,900	103,683
Akatsuki, Inc.	100	1,310
Alconix Corp.	1,900	17,594
Alfresa Holdings Corp.	5,900	83,089
Alpen Co. Ltd.(2)	400	5,124
Alps Alpine Co. Ltd.	6,100	57,530
Altech Corp.	300	4,883
Amada Co. Ltd.	6,300	71,123
Amano Corp.	1,300	31,252
Amvis Holdings, Inc.	400	5,061
ANA Holdings, Inc.	3,100	59,049
Anycolor, Inc.(1)(2)	1,000	13,812
AOKI Holdings, Inc.	2,600	21,009
Aoyama Trading Co. Ltd.	1,700	16,795
Aozora Bank Ltd.(2)	2,800	42,239
Arata Corp.	1,800	36,900
ARCLANDS Corp.	2,022	24,723
Arcs Co. Ltd.	1,400	26,425
ARE Holdings, Inc.	2,300	30,121
Argo Graphics, Inc.	700	18,680
Arisawa Manufacturing Co. Ltd.	200	1,979
Artience Co. Ltd.	1,300	27,841
As One Corp.	400	6,361
Asahi Co. Ltd.	300	2,721
Asahi Diamond Industrial Co. Ltd.	1,700	9,570
Asahi Group Holdings Ltd.	1,600	58,698
Asahi Intecc Co. Ltd.	1,400	20,231
Asahi Kasei Corp.	23,300	151,846
Asahi Yukizai Corp.	500	15,308
Asanuma Corp.	200	4,566
Asics Corp.	3,500	194,430
ASKA Pharmaceutical Holdings Co. Ltd.	500	7,498
ASKUL Corp.	1,100	15,604
Astellas Pharma, Inc.	8,000	78,541
Astena Holdings Co. Ltd.	1,500	4,606
Aucnet, Inc.	1,000	14,989
Autobacs Seven Co. Ltd.	2,500	24,464
Avant Group Corp.	1,200	10,147
Awa Bank Ltd.	1,500	27,839
Axial Retailing, Inc.	2,400	15,327
Azbil Corp.	800	22,194
AZ-COM MARUWA Holdings, Inc.	400	3,051
Bandai Namco Holdings, Inc.	4,000	72,971
Bando Chemical Industries Ltd.	2,300	26,741
Bank of Iwate Ltd.	200	3,591
Bank of Nagoya Ltd.	200	9,667
Bank of the Ryukyus Ltd.	900	7,332
Base Co. Ltd.	300	5,606
BayCurrent Consulting, Inc.	1,600	32,604
Belc Co. Ltd.	400	18,732
Belluna Co. Ltd.	800	3,657

BIPROGY, Inc.	2,100	55,623
BML, Inc.	800	14,275
Bridgestone Corp.	6,000	262,989
Brother Industries Ltd.	4,200	80,835
Bunka Shutter Co. Ltd.	2,100	24,280
C Uyemura & Co. Ltd.	400	26,413
Calbee, Inc.	1,300	25,603
Canon Marketing Japan, Inc.	400	11,315
Canon, Inc., ADR	3,947	114,226
Capcom Co. Ltd.	3,600	66,620
Carenet, Inc.	800	2,634
Casio Computer Co. Ltd.	700	5,219
Cawachi Ltd.	200	3,698
Celsys, Inc.	900	4,776
Central Automotive Products Ltd.	600	19,028
Central Glass Co. Ltd.	1,000	22,842
Central Japan Railway Co.	9,400	209,660
Chiba Bank Ltd.	9,600	91,752
Chiba Kogyo Bank Ltd.	3,100	20,290
Chori Co. Ltd.	1,100	24,874
Chubu Electric Power Co., Inc.	6,500	89,803
Chubu Shiryo Co. Ltd.	400	4,099
Chubu Steel Plate Co. Ltd.	1,400	24,332
Chudenko Corp.	200	4,173
Chugai Pharmaceutical Co. Ltd.	4,900	149,086
Chugin Financial Group, Inc.	3,300	35,676
Chugoku Electric Power Co., Inc.	5,800	41,682
Citizen Watch Co. Ltd.	6,900	44,816
CMK Corp.	4,300	16,419
Coca-Cola Bottlers Japan Holdings, Inc.	4,900	57,106
COLOPL, Inc.	600	2,185
Colowide Co. Ltd.	1,200	15,217
Computer Engineering & Consulting Ltd.	300	3,316
COMSYS Holdings Corp.	1,500	29,980
Comture Corp.	200	2,288
Concordia Financial Group Ltd.	16,700	100,838
Cosmo Energy Holdings Co. Ltd.	2,400	119,837
Cosmos Pharmaceutical Corp.	500	40,306
Cover Corp.(1)	1,100	12,183
Create Restaurants Holdings, Inc.	2,400	16,577
Create SD Holdings Co. Ltd.	200	4,290
Credit Saison Co. Ltd.	5,200	112,732
Creek & River Co. Ltd.	500	5,376
CTI Engineering Co. Ltd.	800	25,574
CyberAgent, Inc.	7,700	46,415
Cybozu, Inc.	700	7,725
Dai Nippon Printing Co. Ltd.	2,200	68,523
Daicel Corp.	5,200	52,681
Dai-Dan Co. Ltd.	400	8,334
Daido Steel Co. Ltd.	5,000	50,521
Daiei Kankyo Co. Ltd.	1,500	23,811
Daifuku Co. Ltd.	3,000	52,585
Daihen Corp.	500	26,605
Daiho Corp.	400	8,675
Daiichi Jitsugyo Co. Ltd.	600	9,043

Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	200	1,094
Dai-ichi Life Holdings, Inc.	12,000	322,872
Daiichi Sankyo Co. Ltd.	8,100	285,923
Daiichikosho Co. Ltd.	1,400	14,654
Daikin Industries Ltd.	1,000	146,131
Daikoku Denki Co. Ltd.(2)	600	13,867
Daikokutenbussan Co. Ltd.	200	10,902
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	400	8,330
Daio Paper Corp.	1,900	10,716
Daiseki Co. Ltd.	660	13,594
Daishi Hokuetsu Financial Group, Inc.	900	28,880
Daishinku Corp.	1,400	6,198
Daito Pharmaceutical Co. Ltd.	220	3,120
Daito Trust Construction Co. Ltd.	1,200	126,739
Daiwa House Industry Co. Ltd.	3,900	103,766
Daiwa Securities Group, Inc.	18,400	144,623
Daiwabo Holdings Co. Ltd.	2,800	49,536
DCM Holdings Co. Ltd.	1,000	9,727
DeNA Co. Ltd.	1,000	9,371
Denka Co. Ltd.	2,300	32,495
Denso Corp.	12,200	198,257
Dentsu Group, Inc.	1,900	50,296
Dentsu Soken, Inc.	400	13,110
Denyo Co. Ltd.	200	3,403
Dexerials Corp.	2,100	88,424
DIC Corp.	2,900	60,064
Digital Arts, Inc.	300	6,743
Dip Corp.	300	4,985
Disco Corp.	700	275,351
DMG Mori Co. Ltd.	3,600	102,481
Doshisha Co. Ltd.	400	5,670
Doutor Nichires Holdings Co. Ltd.	300	4,117
Dowa Holdings Co. Ltd.	1,500	55,372
DTS Corp.	700	18,621
Duskin Co. Ltd.	1,000	23,204
DyDo Group Holdings, Inc.	400	6,512
Eagle Industry Co. Ltd.	200	2,403
East Japan Railway Co.	9,300	161,276
Ebara Corp.	2,000	146,266
EDION Corp.	2,400	24,029
E-Guardian, Inc.	400	4,752
Eiken Chemical Co. Ltd.	1,200	15,996
Eisai Co. Ltd.	1,400	60,101
Eizo Corp.	600	19,099
Electric Power Development Co. Ltd.	5,300	89,045
en Japan, Inc.	1,300	22,196
ENEOS Holdings, Inc.	70,000	361,917
Enigmo, Inc.	600	1,270
Enplas Corp.(2)	300	14,017
ESPEC Corp.	200	4,163
Exedy Corp.	1,200	19,717
EXEO Group, Inc.	5,600	57,457
Ezaki Glico Co. Ltd.	1,600	41,378
Fancl Corp.	300	3,773
FANUC Corp.	3,000	83,976

Fast Retailing Co. Ltd.	900	231,145
FCC Co. Ltd.	1,500	21,440
Ferrotec Holdings Corp.	2,100	35,901
First Bank of Toyama Ltd.	3,100	23,423
Fixstars Corp.(2)	800	9,435
Food & Life Cos. Ltd.	800	14,547
Foster Electric Co. Ltd.	100	1,120
FP Corp.	1,300	20,196
France Bed Holdings Co. Ltd.	200	1,506
Fudo Tetra Corp.	100	1,601
Fuji Co. Ltd.	1,600	19,724
Fuji Corp. /Aichi	1,500	24,277
Fuji Electric Co. Ltd.	2,600	155,108
Fuji Kyuko Co. Ltd.	200	3,878
Fuji Media Holdings, Inc.	600	6,812
Fuji Oil Holdings, Inc.	1,300	20,495
Fuji Seal International, Inc.	1,400	21,507
Fuji Soft, Inc.	400	16,532
Fujibo Holdings, Inc.	100	2,940
Fujicco Co. Ltd.	200	2,346
FUJIFILM Holdings Corp.	4,200	95,910
Fujikura Composites, Inc.	700	6,074
Fujikura Ltd.	8,100	167,147
Fujimori Kogyo Co. Ltd.	800	22,120
Fujitsu Ltd.	19,000	275,138
Fujiya Co. Ltd.	300	4,764
Fukuda Corp.	200	7,126
Fukuda Denshi Co. Ltd.	500	19,679
Fukui Computer Holdings, Inc.	500	7,087
Fukuoka Financial Group, Inc.	3,300	96,551
Fukushima Galilei Co. Ltd.	200	7,728
Fukuyama Transporting Co. Ltd.	1,000	24,039
FULLCAST Holdings Co. Ltd.	700	6,458
Funai Soken Holdings, Inc.	800	11,191
Furukawa Co. Ltd.	1,900	24,010
Furukawa Electric Co. Ltd.	1,600	43,152
Furuno Electric Co. Ltd.	100	1,308
Furyu Corp.	700	4,630
Futaba Industrial Co. Ltd.	4,100	23,569
Future Corp.	600	5,782
Fuyo General Lease Co. Ltd.	500	39,660
G-7 Holdings, Inc.	200	2,018
Gakken Holdings Co. Ltd.	1,500	9,381
Genki Sushi Co. Ltd.	1,200	23,705
Genky DrugStores Co. Ltd.	200	7,227
Giken Ltd.	400	4,807
GLOBERIDE, Inc.	400	5,303
Glory Ltd.	1,100	19,211
GMO Financial Holdings, Inc.	1,200	6,026
GMO internet group, Inc.	900	14,238
GMO Payment Gateway, Inc.	100	4,318
Godo Steel Ltd.	700	23,399
Goldcrest Co. Ltd.	500	7,641
GOLDWIN, Inc.	600	31,360
Gree, Inc.	3,600	11,760

GS Yuasa Corp.	3,200	67,997
G-Tekt Corp.	900	11,247
GungHo Online Entertainment, Inc.	1,400	23,559
Gunma Bank Ltd.	8,300	57,196
Gunze Ltd.	400	13,667
H.U. Group Holdings, Inc.	1,800	28,762
H2O Retailing Corp.	3,200	50,783
Hachijuni Bank Ltd.	8,200	56,866
Hagiwara Electric Holdings Co. Ltd.	700	17,920
Hakuhodo DY Holdings, Inc.	5,500	45,555
Halows Co. Ltd.	600	16,654
Hamakyorex Co. Ltd.	1,000	25,775
Hamamatsu Photonics KK	1,300	38,440
Hankyu Hanshin Holdings, Inc.	1,900	49,864
Hanwa Co. Ltd.	1,300	55,192
Happinet Corp.	600	13,535
Haseko Corp.	5,200	58,780
Hazama Ando Corp.	4,900	35,493
Heiwa Corp.	2,000	25,699
Heiwa Real Estate Co. Ltd.	1,100	26,559
Heiwado Co. Ltd.	1,000	15,105
Hikari Tsushin, Inc.	200	32,828
Hino Motors Ltd.(1)	11,700	32,753
Hirogin Holdings, Inc.	6,800	55,396
Hirose Electric Co. Ltd.	600	66,934
HIS Co. Ltd.(1)	1,500	16,381
Hisamitsu Pharmaceutical Co., Inc.	200	4,751
Hitachi Construction Machinery Co. Ltd.	1,900	51,772
Hitachi Ltd.	6,100	628,225
Hitachi Zosen Corp.	7,700	54,512
Hogy Medical Co. Ltd.	100	2,513
Hokkaido Electric Power Co., Inc.	5,300	55,651
Hokko Chemical Industry Co. Ltd.	200	1,961
Hokkoku Financial Holdings, Inc.	700	23,357
Hokuetsu Corp.(2)	3,800	29,630
Hokuetsu Industries Co. Ltd.	1,500	21,212
Hokuhoku Financial Group, Inc.	3,100	44,857
Hokuriku Electric Power Co.	2,600	19,213
Hokuto Corp.	200	2,314
Honda Motor Co. Ltd., ADR	15,481	525,116
Hoosiers Holdings Co. Ltd.	200	1,395
Horiba Ltd.	900	71,151
Hoshizaki Corp.	600	21,547
Hosiden Corp.	800	10,212
Hosokawa Micron Corp.	200	5,487
House Foods Group, Inc.	600	11,051
Hoya Corp.	1,884	229,345
HS Holdings Co. Ltd.	200	1,204
Hulic Co. Ltd.	3,900	36,127
Hyakugo Bank Ltd.	8,800	39,469
Hyakujushi Bank Ltd.	200	4,407
Ibiden Co. Ltd.	1,300	52,567
Icom, Inc.	200	3,885
Idec Corp.	800	14,099
Idemitsu Kosan Co. Ltd.	28,000	191,732

IDOM, Inc.	900	7,685
IHI Corp.	4,100	106,094
Iida Group Holdings Co. Ltd.	1,100	15,013
Iino Kaiun Kaisha Ltd.	3,000	25,008
Inaba Denki Sangyo Co. Ltd.	1,800	44,440
Inabata & Co. Ltd.	1,400	29,845
Ines Corp.	100	1,079
I-Net Corp.	100	1,482
Infocom Corp.	800	24,781
Infomart Corp.	200	391
INFRONEER Holdings, Inc.	3,584	31,041
Inpex Corp.	17,100	263,849
Insource Co. Ltd.	1,600	9,904
Intage Holdings, Inc.(2)	200	1,805
Integrated Design & Engineering Holdings Co. Ltd.	600	16,542
Internet Initiative Japan, Inc.	2,000	28,177
I-PEX, Inc.	200	2,552
IR Japan Holdings Ltd.	100	790
I'rom Group Co. Ltd.	300	5,334
Iseki & Co. Ltd.	500	3,243
Isetan Mitsukoshi Holdings Ltd.	3,400	70,732
Ishihara Sangyo Kaisha Ltd.	900	9,393
Isuzu Motors Ltd.	12,300	164,844
Ito En Ltd.	1,500	35,891
ITOCHU Corp.(2)	10,400	490,949
Itochu Enex Co. Ltd.	1,900	18,650
Itochu-Shokuhin Co. Ltd.	400	18,212
Itoham Yonekyu Holdings, Inc.	520	13,721
Itoki Corp.	3,500	34,314
IwaiCosmo Holdings, Inc.	100	1,423
Iwatani Corp.	1,000	58,187
Iyogin Holdings, Inc.	9,100	85,835
Izumi Co. Ltd.	1,300	27,906
J Front Retailing Co. Ltd.	7,700	74,823
J Trust Co. Ltd.(2)	1,200	3,131
JAC Recruitment Co. Ltd.	1,200	5,106
Jaccs Co. Ltd.	900	27,876
JAFCO Group Co. Ltd.	2,100	23,918
Japan Airlines Co. Ltd.	1,600	26,888
Japan Airport Terminal Co. Ltd.	1,100	38,607
Japan Aviation Electronics Industry Ltd.(2)	600	9,342
Japan Elevator Service Holdings Co. Ltd.	500	9,068
Japan Exchange Group, Inc.	5,300	124,576
Japan Lifeline Co. Ltd.	2,400	17,433
Japan Material Co. Ltd.	500	6,205
Japan Petroleum Exploration Co. Ltd.	1,300	54,734
Japan Post Bank Co. Ltd.	13,900	137,691
Japan Post Holdings Co. Ltd.	18,400	177,679
Japan Post Insurance Co. Ltd.	3,400	65,523
Japan Pulp & Paper Co. Ltd.	200	7,715
Japan Securities Finance Co. Ltd.	1,800	18,929
Japan Steel Works Ltd.	600	18,161
Japan Wool Textile Co. Ltd.	700	6,028
JCU Corp.	200	4,687
JDC Corp.	200	591

Jeol Ltd.	800	34,470
JFE Holdings, Inc.	14,600	221,037
JGC Holdings Corp.	4,900	38,965
J-Oil Mills, Inc.	1,500	18,500
Joshin Denki Co. Ltd.	300	5,042
Joyful Honda Co. Ltd.	900	12,160
JSB Co. Ltd.	400	7,073
JTEKT Corp.	7,500	54,541
Juki Corp.	1,000	3,167
Juroku Financial Group, Inc.	1,000	30,500
Justsystems Corp.	600	10,637
JVCKenwood Corp.	9,700	53,580
Kadokawa Corp.	400	8,270
Kaga Electronics Co. Ltd.	600	21,922
Kajima Corp.	4,200	71,362
Kakaku.com, Inc.	1,800	21,791
Kamei Corp.	1,600	20,981
Kamigumi Co. Ltd.	2,000	40,646
Kanamoto Co. Ltd.	1,300	21,859
Kandenko Co. Ltd.	4,500	53,559
Kaneka Corp.	1,700	45,746
Kanematsu Corp.	3,400	58,333
Kansai Electric Power Co., Inc.	7,300	132,110
Kansai Paint Co. Ltd.	300	5,010
Kanto Denka Kogyo Co. Ltd.	1,200	6,730
Kao Corp.	3,300	144,542
Kasai Kogyo Co. Ltd.(1)	200	262
Kato Sangyo Co. Ltd.	700	18,485
Kawada Technologies, Inc.	1,200	20,815
Kawasaki Heavy Industries Ltd.	4,400	167,967
Kawasaki Kisen Kaisha Ltd.	5,400	80,257
KDDI Corp.	14,400	396,789
KeePer Technical Laboratory Co. Ltd.	300	7,266
Keihan Holdings Co. Ltd.	600	11,133
Keihanshin Building Co. Ltd.	300	2,962
Keikyu Corp.	2,100	15,489
Keio Corp.	800	19,287
Keisei Electric Railway Co. Ltd.	500	17,958
KEIWA, Inc.	400	3,938
Keiyo Bank Ltd.	1,500	8,424
Kewpie Corp.	1,900	37,596
Keyence Corp.	700	315,533
KFC Holdings Japan Ltd.	100	4,126
KH Neochem Co. Ltd.	1,200	17,272
Kikkoman Corp.	2,500	29,051
Kinden Corp.	2,300	48,995
Kintetsu Group Holdings Co. Ltd.	1,300	27,638
Kirin Holdings Co. Ltd.	5,600	77,336
Kissei Pharmaceutical Co. Ltd.	400	8,031
Kitanotatsujin Corp.(2)	200	223
Kitz Corp.	2,700	19,398
Kiyo Bank Ltd.	1,800	21,748
Koa Corp.	2,100	19,796
Koatsu Gas Kogyo Co. Ltd.	200	1,173
Kobe Bussan Co. Ltd.	1,200	26,542

Kobe Steel Ltd.	8,500	110,751
Koei Tecmo Holdings Co. Ltd.	1,020	8,874
Kohnan Shoji Co. Ltd.	1,100	29,400
Koito Manufacturing Co. Ltd.	1,000	14,182
Kojima Co. Ltd.	1,100	6,135
Kokuyo Co. Ltd.	500	8,605
Komatsu Ltd.	5,300	155,772
KOMEDA Holdings Co. Ltd.	800	13,464
Komeri Co. Ltd.(2)	1,100	26,160
Komori Corp.	1,500	12,240
Konami Group Corp.	1,100	77,094
Konica Minolta, Inc.	10,200	30,634
Konishi Co. Ltd.	800	6,246
Konoike Transport Co. Ltd.	400	5,747
Kose Corp.	200	13,261
Koshidaka Holdings Co. Ltd.	1,800	9,603
Kotobuki Spirits Co. Ltd.	1,800	19,911
KPP Group Holdings Co. Ltd.	2,100	11,042
Krosaki Harima Corp.	1,200	23,732
K's Holdings Corp.	5,300	49,154
Kubota Corp.	11,700	165,597
Kumagai Gumi Co. Ltd.	1,700	39,097
Kurabo Industries Ltd.	200	5,845
Kuraray Co. Ltd.	7,000	85,013
Kureha Corp.	1,500	27,510
Kurita Water Industries Ltd.	1,800	77,187
Kusuri No. Aoki Holdings Co. Ltd.	2,100	42,652
KYB Corp.	900	31,241
Kyocera Corp.	7,600	86,153
Kyoei Steel Ltd.	1,500	20,404
Kyokuto Kaihatsu Kogyo Co. Ltd.	400	6,369
Kyokuyo Co. Ltd.	200	4,808
Kyoto Financial Group, Inc.	3,600	64,649
Kyowa Kirin Co. Ltd.	1,500	25,363
Kyushu Electric Power Co., Inc.	11,100	129,444
Kyushu Financial Group, Inc.	2,500	16,682
Kyushu Railway Co.	3,200	70,325
Lasertec Corp.	800	205,693
LEC, Inc.	400	3,133
Leopalace21 Corp.	9,300	31,115
Life Corp.	1,000	26,120
Lifedrink Co., Inc.	600	20,789
Lintec Corp.	500	10,332
Lion Corp.	2,400	19,304
LITALICO, Inc.	500	5,471
Lixil Corp.	4,200	46,089
LY Corp.	25,100	59,651
M&A Capital Partners Co. Ltd.	100	1,374
M3, Inc.	3,100	30,061
Mabuchi Motor Co. Ltd.	1,200	18,581
Macnica Holdings, Inc.	2,200	90,489
Makino Milling Machine Co. Ltd.	600	25,679
Makita Corp.	5,100	150,381
Mani, Inc.	200	2,379
MarkLines Co. Ltd.	400	8,003

Marubeni Corp.	7,000	137,099
Marudai Food Co. Ltd.	200	2,137
Maruha Nichiro Corp.	1,300	27,091
Marui Group Co. Ltd.	3,200	47,716
Maruichi Steel Tube Ltd.	600	14,317
MARUKA FURUSATO Corp.	500	6,958
Marusan Securities Co. Ltd.	1,100	7,112
Maruwa Co. Ltd.	200	44,929
Maruzen Showa Unyu Co. Ltd.	200	6,607
Matsuda Sangyo Co. Ltd.	1,200	21,656
Matsui Securities Co. Ltd.	1,500	7,726
MatsukiyoCocokara & Co.	1,800	25,448
Maxell Ltd.	1,400	14,901
Mazda Motor Corp.	16,100	169,738
McDonald's Holdings Co. Japan Ltd.	700	28,674
MCJ Co. Ltd.	2,900	25,392
Mebuki Financial Group, Inc.	20,300	81,579
Media Do Co. Ltd.	200	1,845
Medipal Holdings Corp.	3,000	44,185
MedPeer, Inc.	200	748
Megachips Corp.	800	21,503
Megmilk Snow Brand Co. Ltd.	1,500	24,289
Meidensha Corp.	1,100	30,058
MEIJI Holdings Co. Ltd.	4,400	98,548
Meiko Electronics Co. Ltd.	1,400	62,997
Meisei Industrial Co. Ltd.	2,500	20,674
MEITEC Group Holdings, Inc.	1,500	29,921
Menicon Co. Ltd.	1,100	9,128
Mercari, Inc.(1)	600	7,033
Micronics Japan Co. Ltd.	1,300	47,956
Milbon Co. Ltd.	100	2,166
Mimasu Semiconductor Industry Co. Ltd.	600	14,133
Minebea Mitsumi, Inc.	2,600	54,682
Mirait One Corp.	2,300	27,948
Mirarth Holdings, Inc.	1,500	4,586
Miroku Jyoho Service Co. Ltd.	200	2,246
MISUMI Group, Inc.	2,600	44,783
Mitsuba Corp.	200	1,386
Mitsubishi Chemical Group Corp.	25,200	133,464
Mitsubishi Corp.	18,300	386,247
Mitsubishi Electric Corp.	11,800	205,053
Mitsubishi Estate Co. Ltd.	10,000	168,638
Mitsubishi Gas Chemical Co., Inc.	3,700	69,444
Mitsubishi HC Capital, Inc.	20,230	134,277
Mitsubishi Heavy Industries Ltd.	26,000	227,442
Mitsubishi Logisnext Co. Ltd.	400	3,942
Mitsubishi Logistics Corp.	1,000	32,954
Mitsubishi Materials Corp.	4,200	82,065
Mitsubishi Motors Corp.	20,900	58,379
Mitsubishi Research Institute, Inc.	400	11,951
Mitsubishi Shokuhin Co. Ltd.	1,000	33,208
Mitsubishi UFJ Financial Group, Inc., ADR(2)	92,983	989,339
Mitsui & Co. Ltd.	5,500	280,028
Mitsui Chemicals, Inc.	3,900	118,159
Mitsui DM Sugar Holdings Co. Ltd.	100	2,028

Mitsui Fudosan Co. Ltd.	17,400	159,855
Mitsui High-Tec, Inc.	300	13,477
Mitsui Matsushima Holdings Co. Ltd.(2)	500	14,899
Mitsui Mining & Smelting Co. Ltd.	1,800	58,235
Mitsui OSK Lines Ltd.	4,100	135,146
Mitsui-Soko Holdings Co. Ltd.	1,000	27,459
Mitsuuroko Group Holdings Co. Ltd.	400	3,474
Miura Co. Ltd.	1,300	26,884
MIXI, Inc.	300	5,468
Miyaji Engineering Group, Inc.	1,000	28,981
Miyazaki Bank Ltd.	300	6,551
Mizuho Financial Group, Inc., ADR(2)	99,340	407,294
Mizuho Leasing Co. Ltd.	4,000	27,175
Mizuho Medy Co. Ltd.	300	6,583
Mizuno Corp.	400	20,819
Mochida Pharmaceutical Co. Ltd.	100	1,932
Modec, Inc.	900	15,450
Monex Group, Inc.	3,700	18,405
Monogatari Corp.	1,200	26,406
MonotaRO Co. Ltd.	2,100	22,183
Morinaga & Co. Ltd.	2,600	41,585
Morinaga Milk Industry Co. Ltd.	2,000	41,319
Moriroku Holdings Co. Ltd.	400	7,101
Morita Holdings Corp.	600	6,962
MrMax Holdings Ltd.	400	1,712
MS&AD Insurance Group Holdings, Inc.	16,200	336,959
m-up Holdings, Inc.	900	7,203
Murata Manufacturing Co. Ltd.	6,700	126,733
Musashi Seimitsu Industry Co. Ltd.	700	7,703
Musashino Bank Ltd.	400	8,360
Nachi-Fujikoshi Corp.	500	11,040
Nagase & Co. Ltd.	3,900	76,438
Nagoya Railroad Co. Ltd.	1,500	17,187
Namura Shipbuilding Co. Ltd.	3,600	51,094
Nankai Electric Railway Co. Ltd.	2,100	34,715
Nanto Bank Ltd.	500	11,398
NEC Corp.	3,100	230,757
NET One Systems Co. Ltd.	1,600	30,352
Nexon Co. Ltd.	1,200	20,611
NGK Insulators Ltd.	5,200	69,503
NH Foods Ltd.	2,200	67,530
NHK Spring Co. Ltd.	4,400	48,902
Nichias Corp.	1,500	45,486
Nichicon Corp.	1,400	10,175
Nichiha Corp.	1,300	29,344
Nichirei Corp.	2,700	61,220
Nichireki Co. Ltd.	100	1,540
NIDEC Corp.	1,423	70,934
Nifco, Inc.	2,000	47,869
Nihon Dempa Kogyo Co. Ltd.	1,000	6,982
Nihon Flush Co. Ltd.	400	2,295
Nihon M&A Center Holdings, Inc.	3,600	16,692
Nihon Parkerizing Co. Ltd.	2,300	18,290
Nihon Plast Co. Ltd.	200	565
Nikkiso Co. Ltd.	3,200	24,971

Nikkon Holdings Co. Ltd.	1,400	26,566
Nikon Corp.(2)	3,800	39,549
Nintendo Co. Ltd.	7,300	396,977
Nippn Corp.	1,400	19,852
Nippon Carbon Co. Ltd.	400	14,236
Nippon Chemi-Con Corp.(1)	500	5,237
Nippon Coke & Engineering Co. Ltd.	7,500	6,319
Nippon Denko Co. Ltd.	2,400	4,383
Nippon Densetsu Kogyo Co. Ltd.	2,100	26,884
Nippon Electric Glass Co. Ltd.	1,600	37,672
NIPPON EXPRESS HOLDINGS, Inc.	1,800	88,710
Nippon Gas Co. Ltd.	1,900	28,999
Nippon Kayaku Co. Ltd.	2,500	20,335
Nippon Light Metal Holdings Co. Ltd.	2,960	35,815
Nippon Paint Holdings Co. Ltd.	2,500	16,831
Nippon Paper Industries Co. Ltd.	3,100	19,167
Nippon Parking Development Co. Ltd.	3,300	4,013
Nippon Pillar Packing Co. Ltd.	600	20,019
Nippon Road Co. Ltd.	1,000	11,559
Nippon Sanso Holdings Corp.	1,100	32,600
Nippon Seiki Co. Ltd.	400	3,569
Nippon Sheet Glass Co. Ltd.(1)	3,200	9,515
Nippon Shinyaku Co. Ltd.	500	9,790
Nippon Shokubai Co. Ltd.	3,200	33,717
Nippon Signal Company Ltd.	100	637
Nippon Soda Co. Ltd.	700	22,609
Nippon Steel Corp.	11,200	245,193
Nippon Telegraph & Telephone Corp.	252,400	247,859
Nippon Television Holdings, Inc.	800	10,789
Nippon Thompson Co. Ltd.	2,500	9,614
Nippon Yakin Kogyo Co. Ltd.	1,000	31,201
Nippon Yusen KK	9,200	291,687
Nipro Corp.	5,600	43,311
Nishimatsuya Chain Co. Ltd.	800	11,690
Nishimoto Co. Ltd.	600	15,886
Nishi-Nippon Financial Holdings, Inc.	3,400	47,389
Nishi-Nippon Railroad Co. Ltd.	1,400	22,064
Nishio Holdings Co. Ltd.	800	20,018
Nissan Chemical Corp.	1,100	30,584
Nissan Motor Co. Ltd.	44,200	158,086
Nissan Shatai Co. Ltd.	1,400	8,514
Nissha Co. Ltd.	700	8,721
Nisshin Oillio Group Ltd.	1,100	34,200
Nisshin Seifun Group, Inc.	1,800	20,207
Nisshinbo Holdings, Inc.	3,200	22,199
Nissin Corp.	1,000	28,643
Nissin Foods Holdings Co. Ltd.	900	22,717
Nissui Corp.	8,300	46,625
Niterra Co. Ltd.	4,700	141,651
Nitori Holdings Co. Ltd.	600	66,100
Nittetsu Mining Co. Ltd.	400	13,506
Nitto Denko Corp.	2,100	160,776
Nittoc Construction Co. Ltd.	200	1,399
Noevir Holdings Co. Ltd.	100	3,457
NOF Corp.	1,800	23,184

Nohmi Bosai Ltd.	800	11,726
Nojima Corp.	2,400	27,004
NOK Corp.	1,200	16,679
Nomura Co. Ltd.	3,200	16,841
Nomura Micro Science Co. Ltd.	800	24,153
Noritake Co. Ltd.	200	5,110
Noritsu Koki Co. Ltd.	1,000	26,309
Noritz Corp.	1,900	21,519
North Pacific Bank Ltd.	8,100	30,080
NS Solutions Corp.	1,000	32,428
NS United Kaiun Kaisha Ltd.	400	12,591
NSD Co. Ltd.	1,500	28,191
NSK Ltd.	4,700	23,094
NTN Corp.	16,300	33,364
NTT Data Group Corp.	6,600	101,493
Obayashi Corp.	14,900	173,458
Obic Co. Ltd.	100	12,982
Odakyu Electric Railway Co. Ltd.	7,400	77,553
Ogaki Kyoritsu Bank Ltd.	400	5,906
Oiles Corp.	400	5,737
Oisix ra daichi, Inc.(1)	300	2,295
Oji Holdings Corp.	15,300	61,833
Okamoto Industries, Inc.	600	17,979
Okamoto Machine Tool Works Ltd.	200	6,282
Okamura Corp.	1,600	23,189
Okasan Securities Group, Inc.	4,600	22,736
Oki Electric Industry Co. Ltd.	3,900	26,763
Okinawa Cellular Telephone Co.	600	13,644
Okinawa Financial Group, Inc.	400	6,989
Okumura Corp.	1,100	34,159
Okura Industrial Co. Ltd.	400	7,703
Okuwa Co. Ltd.	100	581
Olympus Corp.	5,000	78,912
Omron Corp.	700	22,865
Ono Pharmaceutical Co. Ltd.	7,300	105,710
Onward Holdings Co. Ltd.	1,000	4,090
Open House Group Co. Ltd.	600	17,359
Optim Corp.(1)	200	865
Oracle Corp.	400	28,444
Organo Corp.	800	45,063
Orient Corp.	1,540	10,188
Oriental Land Co. Ltd.	2,500	69,892
Oriental Shiraishi Corp.	9,700	22,101
ORIX Corp., ADR(2)	3,218	352,146
Osaka Gas Co. Ltd.	800	18,214
OSAKA Titanium Technologies Co. Ltd.	1,400	27,106
OSG Corp.	1,800	22,224
Otsuka Corp.	1,400	26,582
Otsuka Holdings Co. Ltd.	3,100	127,985
Pacific Industrial Co. Ltd.	2,500	24,740
Pack Corp.	100	2,531
PAL GROUP Holdings Co. Ltd.	1,600	18,568
PALTAC Corp.	200	5,249
Pan Pacific International Holdings Corp.	6,500	168,136
Panasonic Holdings Corp.	18,800	166,057

Paramount Bed Holdings Co. Ltd.	1,200	20,373
Park24 Co. Ltd.(1)	1,700	17,670
Pasona Group, Inc.(2)	800	11,125
Pegasus Co. Ltd.	1,200	3,937
Penta-Ocean Construction Co. Ltd.	9,400	37,859
Persol Holdings Co. Ltd.	33,000	47,668
Pigeon Corp.	1,600	15,344
Pilot Corp.	700	19,520
Piolax, Inc.	700	9,956
Pola Orbis Holdings, Inc.	300	2,564
Pole To Win Holdings, Inc.	100	298
Premium Group Co. Ltd.	600	7,969
Press Kogyo Co. Ltd.	2,300	9,901
Prestige International, Inc.	2,200	9,158
Prima Meat Packers Ltd.	500	7,535
Quick Co. Ltd.	600	8,253
Raccoon Holdings, Inc.	300	1,259
Raito Kogyo Co. Ltd.	1,300	16,645
Raiznext Corp.	700	8,229
Rakus Co. Ltd.	400	4,561
Rakuten Group, Inc.(1)	20,400	106,103
Rasa Industries Ltd.	500	9,620
Recruit Holdings Co. Ltd.	6,300	318,036
Relo Group, Inc.	2,000	20,175
Renesas Electronics Corp.	5,700	105,032
Rengo Co. Ltd.	7,000	47,213
Resona Holdings, Inc.	31,784	220,625
Resonac Holdings Corp.	3,600	79,628
Resorttrust, Inc.	2,100	32,613
Restar Corp.	500	9,571
Retail Partners Co. Ltd.	500	5,461
Ricoh Co. Ltd.	7,400	66,452
Ricoh Leasing Co. Ltd.	400	12,926
Riken Vitamin Co. Ltd.	500	8,434
Rinnai Corp.	900	21,612
Riso Kyoiku Co. Ltd.	1,600	2,537
Rohm Co. Ltd.	4,000	51,846
Rohto Pharmaceutical Co. Ltd.	1,900	33,497
Roland DG Corp.	300	10,227
Round One Corp.	8,500	37,849
Royal Holdings Co. Ltd.	1,200	20,173
Ryobi Ltd.	1,200	19,310
Ryohin Keikaku Co. Ltd.	8,800	144,568
Ryoyo Ryosan Holdings, Inc.	1,188	23,380
S Foods, Inc.	200	3,621
Saibu Gas Holdings Co. Ltd.	1,500	18,469
Saizeriya Co. Ltd.	700	22,924
Sakai Chemical Industry Co. Ltd.	800	14,127
Sakai Moving Service Co. Ltd.	200	3,020
Sakata INX Corp.	900	10,938
Sakura Internet, Inc.	900	30,157
Sala Corp.	2,000	10,182
San ju San Financial Group, Inc.	1,600	22,284
San-A Co. Ltd.	800	24,542
San-Ai Obbli Co. Ltd.	2,000	26,461

Sangetsu Corp.	2,200	42,009
San-In Godo Bank Ltd.	3,800	35,316
Sanki Engineering Co. Ltd.	700	9,791
Sankyo Co. Ltd.	6,500	63,377
Sankyu, Inc.	1,600	57,792
Sanoh Industrial Co. Ltd.	100	645
Sansan, Inc.(1)	700	7,240
Santen Pharmaceutical Co. Ltd.	8,300	86,179
Sanwa Holdings Corp.	5,400	100,528
Sanyo Chemical Industries Ltd.	100	2,555
Sanyo Denki Co. Ltd.	200	9,233
Sanyo Special Steel Co. Ltd.	800	11,199
Sapporo Holdings Ltd.	1,700	57,493
Sato Holdings Corp.	500	6,792
Sawai Group Holdings Co. Ltd.	500	19,498
SB Technology Corp.	200	3,771
SBI ARUHI Corp.	200	1,077
SBI Holdings, Inc.	6,300	163,166
SBI Sumishin Net Bank Ltd.	1,900	36,320
SBS Holdings, Inc.	1,000	16,111
SCREEN Holdings Co. Ltd.	2,000	191,310
Scroll Corp.	1,200	8,203
SCSK Corp.	3,400	64,448
Secom Co. Ltd.	1,500	93,337
Sega Sammy Holdings, Inc.	3,500	49,437
Seibu Holdings, Inc.	5,500	81,842
Seikagaku Corp.	700	3,504
Seikitokyu Kogyo Co. Ltd.	200	2,138
Seiko Epson Corp.	6,500	105,026
Seiko Group Corp.	900	26,247
Seino Holdings Co. Ltd.	2,500	32,572
Seiren Co. Ltd.	1,600	25,147
Sekisui Chemical Co. Ltd.	6,400	91,857
Sekisui House Ltd.	2,500	56,294
Sekisui Jushi Corp.	100	1,536
Senko Group Holdings Co. Ltd.(2)	4,000	28,880
Senshu Electric Co. Ltd.	400	13,842
Senshu Ikeda Holdings, Inc.	7,300	19,701
Seria Co. Ltd.	1,100	19,045
Seven & i Holdings Co. Ltd.	18,900	243,937
Seven Bank Ltd.	14,000	23,635
SG Holdings Co. Ltd.	3,800	38,346
Sharp Corp.(1)	3,900	24,098
Shibaura Mechatronics Corp.	600	27,301
Shibuya Corp.	100	2,533
SHIFT, Inc.(1)	100	9,687
Shiga Bank Ltd.	600	17,184
Shikoku Bank Ltd.	200	1,508
Shikoku Electric Power Co., Inc.	900	8,649
Shikoku Kasei Holdings Corp.	100	1,308
Shimadzu Corp.	1,100	28,601
Shimamura Co. Ltd.	800	38,322
Shimano, Inc.	600	97,920
Shimizu Corp.	12,800	70,829
Shin-Etsu Chemical Co. Ltd.	14,300	533,798

Shin-Etsu Polymer Co. Ltd.	200	1,936
Shinko Electric Industries Co. Ltd.	1,900	68,096
Shinmaywa Industries Ltd.	1,900	17,292
Shionogi & Co. Ltd.	3,300	148,675
Ship Healthcare Holdings, Inc.(2)	2,300	33,847
Shiseido Co. Ltd.	2,000	63,474
Shizuoka Financial Group, Inc.	9,200	95,020
SHO-BOND Holdings Co. Ltd.	500	18,863
Shoei Co. Ltd.	1,600	20,721
Showa Sangyo Co. Ltd.	1,100	22,258
SIGMAXYZ Holdings, Inc.	900	8,294
Siix Corp.	300	2,579
Sinfonia Technology Co. Ltd.	1,600	34,784
Sinko Industries Ltd.	200	4,913
Sintokogio Ltd.	200	1,378
SK-Electronics Co. Ltd.	800	15,431
SKY Perfect JSAT Holdings, Inc.	5,600	32,644
Skylark Holdings Co. Ltd.	2,200	30,282
SMC Corp.	153	77,270
SMS Co. Ltd.	1,300	16,118
Sodick Co. Ltd.	2,100	9,663
SoftBank Corp.	20,600	246,998
SoftBank Group Corp.	3,600	208,323
Sohgo Security Services Co. Ltd.	8,500	51,327
Sojitz Corp.	5,940	155,401
Solasto Corp.	100	295
Sompo Holdings, Inc.	15,000	317,471
Sony Group Corp., ADR	10,347	851,972
Sotetsu Holdings, Inc.	2,800	43,565
Sparx Group Co. Ltd.	420	4,860
S-Pool, Inc.	1,600	3,345
Square Enix Holdings Co. Ltd.	1,100	33,005
Stanley Electric Co. Ltd.	1,700	31,275
Star Micronics Co. Ltd.	2,100	28,436
Starts Corp., Inc.	1,000	20,864
Starzen Co. Ltd.	200	3,587
Stella Chemifa Corp.	200	5,504
Strike Co. Ltd.	400	10,765
Subaru Corp.	12,600	281,669
Sugi Holdings Co. Ltd.	1,800	27,937
SUMCO Corp.	8,800	132,293
Sumida Corp.	1,500	11,183
Sumiseki Holdings, Inc.(2)	1,700	14,406
Sumitomo Bakelite Co. Ltd.	1,000	27,749
Sumitomo Chemical Co. Ltd.	26,800	55,100
Sumitomo Corp.	7,300	189,964
Sumitomo Densetsu Co. Ltd.	900	20,936
Sumitomo Electric Industries Ltd.	15,800	256,425
Sumitomo Forestry Co. Ltd.	3,200	110,797
Sumitomo Heavy Industries Ltd.	2,500	68,021
Sumitomo Metal Mining Co. Ltd.	1,800	58,599
Sumitomo Mitsui Construction Co. Ltd.	6,400	15,988
Sumitomo Mitsui Financial Group, Inc., ADR(2)	51,364	673,382
Sumitomo Mitsui Trust Holdings, Inc.	8,400	195,296
Sumitomo Osaka Cement Co. Ltd.	1,000	24,804

Sumitomo Pharma Co. Ltd.(1)	800	1,553
Sumitomo Realty & Development Co. Ltd.	4,200	131,514
Sumitomo Riko Co. Ltd.	3,000	24,204
Sumitomo Rubber Industries Ltd.	7,200	81,237
Sumitomo Seika Chemicals Co. Ltd.	200	6,529
Sumitomo Warehouse Co. Ltd.	1,300	21,061
Sun Frontier Fudousan Co. Ltd.	1,500	18,628
Sundrug Co. Ltd.	1,900	48,328
Suntory Beverage & Food Ltd.	2,000	73,462
Suruga Bank Ltd.	2,600	18,277
Suzuken Co. Ltd.	2,400	72,459
Suzuki Motor Corp.	19,600	233,669
SWCC Corp.	1,100	33,689
Sysmex Corp.	3,600	61,639
Systena Corp.	12,000	21,679
Syuppin Co. Ltd.	600	5,024
T Hasegawa Co. Ltd.	200	3,913
T&D Holdings, Inc.	4,700	84,968
Tachibana Eletech Co. Ltd.	1,400	26,911
Tachi-S Co. Ltd.	1,000	12,553
Tadano Ltd.	2,200	15,605
Taihei Dengyo Kaisha Ltd.	500	16,901
Taiheiyo Cement Corp.	4,300	107,381
Taikisha Ltd.	1,000	33,194
Taisei Corp.	4,000	151,874
Taiyo Holdings Co. Ltd.	1,800	37,092
Taiyo Yuden Co. Ltd.	1,800	38,104
Takamatsu Construction Group Co. Ltd.	100	1,815
Takara Bio, Inc.	1,000	6,520
Takara Holdings, Inc.	4,600	31,092
Takara Standard Co. Ltd.	1,200	13,231
Takasago International Corp.	400	9,521
Takasago Thermal Engineering Co. Ltd.	1,500	61,710
Takashimaya Co. Ltd.	4,200	69,607
Takeda Pharmaceutical Co. Ltd., ADR(2)	11,069	147,771
Takeuchi Manufacturing Co. Ltd.	1,200	46,821
Takuma Co. Ltd.	500	5,493
Tamron Co. Ltd.	800	45,107
Tanseisha Co. Ltd.	800	4,182
Tatsuta Electric Wire & Cable Co. Ltd.(1)	200	912
TBS Holdings, Inc.	600	14,028
TDK Corp.	6,300	316,421
TechMatrix Corp.	2,200	26,106
TechnoPro Holdings, Inc.	1,500	24,970
Teijin Ltd.	5,000	48,611
Teikoku Electric Manufacturing Co. Ltd.	400	5,944
Teikoku Sen-I Co. Ltd.	200	3,051
Terumo Corp.	3,800	64,729
T-Gaia Corp.	100	1,239
THK Co. Ltd.	2,000	38,784
TIS, Inc.	2,400	43,897
TKC Corp.	600	12,599
Toa Corp.	1,200	7,483
Toagosei Co. Ltd.	1,300	12,768
Tobu Railway Co. Ltd.	4,000	70,694

Tocalo Co. Ltd.	1,600	20,201
Toda Corp.	4,500	31,191
Toho Bank Ltd.	3,300	7,048
Toho Co. Ltd.	700	22,151
Toho Gas Co. Ltd.	1,700	44,707
Toho Holdings Co. Ltd.	1,300	32,863
Toho Zinc Co. Ltd.(1)	200	1,056
Tohoku Electric Power Co., Inc.	7,900	79,985
Tokai Carbon Co. Ltd.	7,000	44,513
Tokai Corp.	200	2,675
TOKAI Holdings Corp.	2,800	17,150
Tokai Rika Co. Ltd.	1,800	25,530
Tokai Tokyo Financial Holdings, Inc.	4,500	16,405
Token Corp.	100	6,932
Tokio Marine Holdings, Inc.	14,400	498,892
Tokushu Tokai Paper Co. Ltd.	100	2,267
Tokuyama Corp.	2,300	44,638
Tokyo Century Corp.	4,400	40,731
Tokyo Electric Power Co. Holdings, Inc.(1)	30,700	184,306
Tokyo Electron Ltd.	2,300	488,425
Tokyo Gas Co. Ltd.	2,000	44,923
Tokyo Kiraboshi Financial Group, Inc.	1,100	34,523
Tokyo Ohka Kogyo Co. Ltd.	1,500	39,334
Tokyo Steel Manufacturing Co. Ltd.	1,600	15,973
Tokyo Tatemono Co. Ltd.	3,200	51,825
Tokyo Tekko Co. Ltd.	800	26,229
Tokyotokeiba Co. Ltd.	700	18,511
Tokyu Construction Co. Ltd.	2,800	13,726
Tokyu Corp.	4,700	54,835
Tokyu Fudosan Holdings Corp.	18,900	131,006
TOMONY Holdings, Inc.	5,200	14,171
Tomy Co. Ltd.	2,800	50,977
TOPPAN Holdings, Inc.	4,500	116,562
Topre Corp.	1,100	15,800
Topy Industries Ltd.	1,300	20,325
Toray Industries, Inc.	23,200	116,224
Toridoll Holdings Corp.	1,300	30,944
Torii Pharmaceutical Co. Ltd.	100	2,412
Torishima Pump Manufacturing Co. Ltd.	1,200	26,129
Toshiba TEC Corp.	400	8,136
Tosoh Corp.	6,900	87,559
Totech Corp.	1,800	29,051
Totetsu Kogyo Co. Ltd.	300	6,039
TOTO Ltd.	1,100	27,600
Towa Bank Ltd.	200	913
Towa Corp.	500	38,229
Towa Pharmaceutical Co. Ltd.	600	11,040
Toyo Construction Co. Ltd.	2,000	17,590
Toyo Engineering Corp.	1,000	5,958
Toyo Gosei Co. Ltd.	100	5,873
Toyo Seikan Group Holdings Ltd.	3,300	54,668
Toyo Suisan Kaisha Ltd.	700	50,466
Toyo Tire Corp.	5,300	94,981
Toyobo Co. Ltd.	3,000	20,701
Toyoda Gosei Co. Ltd.	2,300	44,751

Toyota Boshoku Corp.	2,700	39,526
Toyota Industries Corp.	1,500	141,466
Toyota Motor Corp., ADR(2)	9,304	2,023,713
Toyota Tsusho Corp.	3,200	195,421
TPR Co. Ltd.	1,800	27,138
Trancom Co. Ltd.	300	11,581
Transcosmos, Inc.	1,000	21,575
TRE Holdings Corp.	868	6,515
Trend Micro, Inc.	3,000	135,775
Trusco Nakayama Corp.	2,300	36,333
TS Tech Co. Ltd.	1,300	15,555
Tsubakimoto Chain Co.	1,200	45,242
Tsuburaya Fields Holdings, Inc.(2)	1,200	11,397
Tsugami Corp.	1,800	16,667
Tsukishima Holdings Co. Ltd.	500	4,477
Tsumura & Co.	600	15,046
Tsuruha Holdings, Inc.	1,000	59,350
TV Asahi Holdings Corp.	400	5,122
UACJ Corp.	1,500	42,995
UBE Corp.	2,900	53,561
Uchida Yoko Co. Ltd.	200	9,060
U-Next Holdings Co. Ltd.	500	14,786
Unicharm Corp.	1,500	48,407
Unipres Corp.	1,100	10,482
United Arrows Ltd.	1,200	13,701
United Super Markets Holdings, Inc.(2)	900	4,988
Universal Entertainment Corp.	100	1,046
Ushio, Inc.	1,200	16,124
USS Co. Ltd.	9,000	70,373
UT Group Co. Ltd.	200	3,828
Valor Holdings Co. Ltd.	1,200	18,655
ValueCommerce Co. Ltd.	200	1,508
Vector, Inc.	600	5,004
Visional, Inc.(1)	300	14,363
Vital KSK Holdings, Inc.	400	3,458
Wacoal Holdings Corp.	800	19,777
Wacom Co. Ltd.	4,300	19,456
Wakita & Co. Ltd.	600	6,266
Warabeya Nichiyo Holdings Co. Ltd.	1,200	18,054
Welcia Holdings Co. Ltd.	1,700	23,453
West Holdings Corp.	300	5,383
West Japan Railway Co.	9,000	179,555
World Co. Ltd.	2,000	27,052
Xebio Holdings Co. Ltd.	800	5,838
Yahagi Construction Co. Ltd.	400	3,991
Yakult Honsha Co. Ltd.	1,400	25,542
YAKUODO Holdings Co. Ltd.	200	3,523
YAMABIKO Corp.	500	6,841
Yamada Holdings Co. Ltd.	19,200	53,840
Yamae Group Holdings Co. Ltd.	1,200	18,318
Yamaguchi Financial Group, Inc.	6,600	80,869
Yamaha Corp.	500	11,377
Yamaha Motor Co. Ltd.	14,700	143,938
Yamaichi Electronics Co. Ltd.	1,000	22,034
YA-MAN Ltd.(2)	600	3,607

Yamanashi Chuo Bank Ltd.	1,000	13,168
Yamato Holdings Co. Ltd.	4,500	51,701
Yamato Kogyo Co. Ltd.	200	10,454
Yamazaki Baking Co. Ltd.	3,000	65,968
Yamazen Corp.	1,900	17,003
Yaoko Co. Ltd.	500	29,527
Yaskawa Electric Corp.	1,200	45,951
Yellow Hat Ltd.	500	6,635
Yodogawa Steel Works Ltd.	200	7,302
Yokogawa Bridge Holdings Corp.	1,300	22,877
Yokogawa Electric Corp.	3,600	92,725
Yokohama Rubber Co. Ltd.	2,700	67,813
Yokorei Co. Ltd.	700	4,491
Yoshinoya Holdings Co. Ltd.	1,600	29,528
Yotai Refractories Co. Ltd.	200	2,296
Yuasa Trading Co. Ltd.	800	28,546
Yurtec Corp.	2,400	25,187
Zenkoku Hosho Co. Ltd.	1,400	50,165
Zenrin Co. Ltd.	600	3,288
Zensho Holdings Co. Ltd.	1,100	43,312
Zeon Corp.	2,700	25,057
ZERIA Pharmaceutical Co. Ltd.	700	8,852
ZOZO, Inc.	1,400	32,656
Zuken, Inc.	800	20,166
		51,858,862
Netherlands — 4.1%
Aalberts NV(2)	2,661	127,323
ABN AMRO Bank NV, CVA	13,547	231,735
Adyen NV(1)(2)	148	191,924
Aegon Ltd.(2)	25,855	167,023
AerCap Holdings NV	5,506	510,461
Akzo Nobel NV	3,203	224,667
AMG Critical Materials NV(2)	1,241	27,745
Arcadis NV	924	60,633
ASM International NV(2)	481	338,485
ASML Holding NV, NY Shares	3,018	2,898,336
ASR Nederland NV(2)	6,067	293,633
B&S Group SARL	176	913
Basic-Fit NV(1)(2)	2,449	60,325
BE Semiconductor Industries NV	477	70,962
Brunel International NV(2)	841	10,099
Coca-Cola Europacific Partners PLC	1,975	145,577
Corbion NV	1,242	27,704
DSM-Firmenich AG	2,295	265,653
Flow Traders Ltd.(2)	1,075	23,044
ForFarmers NV	632	1,887
Fugro NV(2)	4,982	133,673
Heineken Holding NV(2)	291	23,883
Heineken NV	1,193	119,703
IMCD NV(2)	405	61,805
ING Groep NV, ADR(2)	55,255	988,512
InPost SA(1)	8,780	158,250
JDE Peet's NV	810	17,820
Just Eat Takeaway.com NV(1)	5,993	79,316
Kendrion NV(2)	47	719

Koninklijke Ahold Delhaize NV	21,207	657,693
Koninklijke Heijmans NV, CVA	2,120	46,718
Koninklijke KPN NV	111,697	418,786
Koninklijke Philips NV, NY Shares(1)(2)	5,918	160,615
Koninklijke Vopak NV	3,006	123,571
Nedap NV	19	1,292
NN Group NV(2)	9,515	443,961
OCI NV	4,456	122,211
Prosus NV(1)	4,896	177,757
Randstad NV	3,967	209,663
Royal BAM Group NV	12,376	52,022
SBM Offshore NV	1,193	18,466
SIF Holding NV(1)	290	3,202
Signify NV	1,082	29,566
Sligro Food Group NV	705	10,578
TKH Group NV, CVA(2)	995	46,466
Universal Music Group NV(2)	4,773	148,744
Van Lanschot Kempen NV	419	17,219
Wolters Kluwer NV	2,848	454,226
		10,404,566
New Zealand — 0.2%
Air New Zealand Ltd.	55,807	18,508
Arvida Group Ltd.	960	568
Auckland International Airport Ltd.	11,816	56,705
Chorus Ltd.	10,602	48,289
Contact Energy Ltd.	10,221	57,964
EBOS Group Ltd.	1,070	21,755
Fisher & Paykel Healthcare Corp. Ltd.	3,211	58,416
Fletcher Building Ltd.	21,371	40,983
Genesis Energy Ltd.	11,169	14,393
Hallenstein Glasson Holdings Ltd.	237	782
Infratil Ltd.	5,254	34,261
KMD Brands Ltd.	10,227	2,673
Mercury NZ Ltd.	10,385	42,725
Meridian Energy Ltd.	9,017	37,516
NZX Ltd.	2,074	1,406
Oceania Healthcare Ltd.	10,328	3,492
Ryman Healthcare Ltd.(1)	6,317	14,184
Sanford Ltd.	585	1,444
Scales Corp. Ltd.	162	339
SKYCITY Entertainment Group Ltd.	17,623	18,814
Spark New Zealand Ltd.	19,153	49,169
Summerset Group Holdings Ltd.(2)	6,648	38,857
Synlait Milk Ltd.(1)	167	45
		563,288
Norway — 0.8%
2020 Bulkers Ltd.	909	14,196
Aker BP ASA	1,666	43,012
Aker Solutions ASA	3,184	13,927
Atea ASA(1)	1,108	15,398
Austevoll Seafood ASA	1,103	9,001
Bakkafrost P	196	10,799
Bluenord ASA(1)	674	35,385
Bonheur ASA	230	5,322
Borregaard ASA	682	12,497

Bouvet ASA	260	1,612
BW LPG Ltd.	2,550	52,933
BW Offshore Ltd.	5,561	16,035
DNB Bank ASA	5,954	116,589
DNO ASA	23,076	25,830
DOF Group ASA(1)	5,677	52,159
Elmera Group ASA	637	1,954
Entra ASA(1)	613	6,593
Equinor ASA, ADR	7,814	227,700
Europris ASA	2,542	17,018
FLEX LNG Ltd.	624	17,956
Frontline PLC(2)	2,509	71,055
Gjensidige Forsikring ASA	724	12,705
Golden Ocean Group Ltd.	2,772	39,829
Golden Ocean Group Ltd. (NASDAQ)	2,193	31,557
Gram Car Carriers ASA(1)	499	12,337
Hafnia Ltd.	7,046	61,919
Hoegh Autoliners ASA	2,816	33,617
Kid ASA	1,217	17,448
Kitron ASA	5,012	16,082
Kongsberg Automotive ASA(1)	17,100	2,801
Kongsberg Gruppen ASA	668	57,433
Leroy Seafood Group ASA	2,204	9,682
Mowi ASA	3,327	59,828
MPC Container Ships ASA	19,654	42,307
Nordic Semiconductor ASA(1)	1,777	22,967
Norsk Hydro ASA	14,839	100,484
Norske Skog ASA	1,236	5,050
Norwegian Air Shuttle ASA	29,749	39,982
Odfjell Drilling Ltd.	3,213	17,694
Orkla ASA	3,095	24,780
Panoro Energy ASA	3,234	11,155
Petronor E&P ASA(1)	206	186
PGS ASA(1)	27,702	24,912
Protector Forsikring ASA	851	19,700
RAK Petroleum PLC(1)	319	—
Salmar ASA	304	18,563
Scatec ASA(1)	1,755	14,566
Schibsted ASA, B Shares	1,800	48,780
Schibsted ASA, Class A	1,112	32,275
Seadrill Ltd.(1)	869	45,075
SpareBank 1 Nord Norge	1,780	16,992
Sparebank 1 Oestlandet	512	6,668
SpareBank 1 SMN	2,537	37,048
SpareBank 1 SR-Bank ASA	2,340	30,282
Sparebanken More	150	1,206
Sparebanken Vest	955	11,917
Stolt-Nielsen Ltd.	590	27,251
Storebrand ASA	8,037	87,100
Subsea 7 SA	4,737	87,962
Telenor ASA	4,840	56,391
TGS ASA	1,885	24,787
TOMRA Systems ASA	1,138	14,986
Veidekke ASA	669	7,305
Wallenius Wilhelmsen ASA	2,050	21,900

Yara International ASA	2,125	66,078
		2,088,558
Portugal — 0.2%
Banco Comercial Portugues SA, R Shares(1)	177,737	72,222
Corticeira Amorim SGPS SA(2)	399	4,156
CTT-Correios de Portugal SA	3,038	14,508
EDP - Energias de Portugal SA	19,946	81,161
EDP Renovaveis SA	799	12,840
Galp Energia SGPS SA	8,760	184,215
Greenvolt-Energias Renovaveis SA(1)	221	1,993
Jeronimo Martins SGPS SA	2,058	46,171
Navigator Co. SA(1)	2,179	9,529
NOS SGPS SA	4,490	16,171
REN - Redes Energeticas Nacionais SGPS SA	21,215	53,031
Sonae SGPS SA	23,224	23,973
		519,970
Singapore — 1.3%
Bumitama Agri Ltd.	8,900	4,613
Capitaland India Trust	38,605	30,333
CapitaLand Investment Ltd.(2)	38,800	76,680
City Developments Ltd.	12,800	53,284
ComfortDelGro Corp. Ltd.	73,100	75,362
DBS Group Holdings Ltd.	21,067	561,769
Far East Orchard Ltd.	3,900	2,909
First Resources Ltd.	18,900	19,732
Food Empire Holdings Ltd.	19,900	16,213
Frencken Group Ltd.	24,500	26,553
Fu Yu Corp. Ltd.(1)	17,800	1,703
Geo Energy Resources Ltd.	28,300	6,706
Golden Agri-Resources Ltd.	230,700	45,269
Grab Holdings Ltd., Class A(1)	9,246	33,933
Haw Par Corp. Ltd.	2,700	19,542
Hong Fok Corp. Ltd.	15,800	9,470
Hour Glass Ltd.	8,700	10,305
Hutchison Port Holdings Trust, U Shares	134,300	16,662
iFAST Corp. Ltd.	2,000	10,042
Japfa Ltd.(1)	10,400	2,426
Jardine Cycle & Carriage Ltd.	2,500	47,804
Keppel Infrastructure Trust	46,100	15,538
Keppel Ltd.	16,700	83,263
Netlink NBN Trust	19,400	11,990
Olam Group Ltd.(2)	24,600	20,785
Oversea-Chinese Banking Corp. Ltd.	36,824	396,303
QAF Ltd.	5,200	3,115
Raffles Medical Group Ltd.	19,100	14,428
Riverstone Holdings Ltd.	13,900	9,379
Samudera Shipping Line Ltd.(2)	19,300	13,952
SATS Ltd.(1)	23,109	47,692
Sea Ltd., ADR(1)	1,405	94,866
Seatrium Ltd.(1)	39,219	51,193
Sembcorp Industries Ltd.	17,500	66,129
Sheng Siong Group Ltd.	14,600	16,114
Singapore Airlines Ltd.	27,800	139,598
Singapore Exchange Ltd.	8,600	60,959
Singapore Post Ltd.	64,500	23,425

Singapore Technologies Engineering Ltd.	29,500	91,492
Singapore Telecommunications Ltd.	53,600	98,600
StarHub Ltd.	4,500	4,262
Straits Trading Co. Ltd.	6,700	6,853
Super Hi International Holding Ltd.(1)(2)	11,000	21,279
TDCX, Inc., ADR(1)	627	4,439
UMS Holdings Ltd.	13,400	12,041
United Overseas Bank Ltd.	21,700	494,805
UOL Group Ltd.	11,000	44,033
Venture Corp. Ltd.	7,000	72,837
Wilmar International Ltd.	37,100	85,084
Wing Tai Holdings Ltd.	4,300	4,648
Yangzijiang Financial Holding Ltd.	115,700	27,868
Yangzijiang Shipbuilding Holdings Ltd.	111,100	187,981
Yanlord Land Group Ltd.(1)	14,700	5,012
		3,301,273
Spain — 2.4%
Acciona SA	265	34,022
Acerinox SA	8,308	91,005
ACS Actividades de Construccion y Servicios SA	1,537	68,816
Aena SME SA	1,249	244,258
Almirall SA	2,079	22,188
Amadeus IT Group SA	2,870	204,868
Applus Services SA	2,924	40,356
Atresmedia Corp. de Medios de Comunicacion SA	1,279	7,369
Banco Bilbao Vizcaya Argentaria SA, ADR	76,539	835,040
Banco de Sabadell SA	156,677	330,947
Banco Santander SA, ADR	171,707	899,745
Bankinter SA(2)	10,703	94,542
CaixaBank SA	35,862	205,384
Cellnex Telecom SA	2,384	87,088
Cia de Distribucion Integral Logista Holdings SA	613	17,664
CIE Automotive SA	454	13,918
Construcciones y Auxiliar de Ferrocarriles SA	863	32,186
Corp. ACCIONA Energias Renovables SA	664	15,497
Ebro Foods SA(2)	526	9,251
Enagas SA(2)	10,573	162,599
Ence Energia y Celulosa SA(1)	5,002	18,391
Endesa SA	2,131	42,443
Ercros SA(2)	5,101	19,440
Faes Farma SA	4,776	19,785
Ferrovial SE	1,793	70,861
Fluidra SA	998	24,351
Gestamp Automocion SA	6,053	19,023
Global Dominion Access SA	1,242	4,803
Grifols SA(1)(2)	808	8,213
Grupo Catalana Occidente SA	464	19,248
Iberdrola SA	33,465	441,697
Indra Sistemas SA	1	23
Industria de Diseno Textil SA	6,742	320,593
Laboratorios Farmaceuticos Rovi SA	411	39,325
Mapfre SA	21,179	50,999
Melia Hotels International SA(1)	3,071	26,517
Miquel y Costas & Miquel SA	78	1,125
Naturgy Energy Group SA	2,310	61,952

Neinor Homes SA(1)	1,125	14,228
Obrascon Huarte Lain SA(1)	23,193	10,672
Prosegur Cash SA	3,818	2,128
Redeia Corp. SA	13,255	238,877
Repsol SA	38,628	630,590
Sacyr SA	18,863	71,112
Talgo SA(2)	333	1,606
Tecnicas Reunidas SA(1)	2,255	31,130
Telefonica SA, ADR(2)	72,637	335,583
Tubacex SA	5,431	19,426
Unicaja Banco SA	20,803	30,399
Viscofan SA(2)	277	18,155
		6,009,438
Sweden — 3.2%
AAK AB	4,570	128,340
AddLife AB, B Shares	743	8,135
AddTech AB, B Shares	6,425	152,235
Alfa Laval AB	2,866	133,193
Alleima AB	8,508	58,147
Ambea AB	451	3,137
Annehem Fastigheter AB, B Shares(1)	226	385
Arise AB	907	4,218
Arjo AB, B Shares	10,674	47,099
Assa Abloy AB, Class B	4,174	122,661
Atlas Copco AB, A Shares	18,714	360,511
Atlas Copco AB, B Shares	10,874	180,537
Atrium Ljungberg AB, B Shares	902	17,202
Avanza Bank Holding AB(2)	3,707	96,881
Axfood AB	2,565	68,100
Beijer Ref AB(2)	4,819	78,886
Better Collective AS(1)	847	19,660
Bilia AB, A Shares	2,990	42,535
Billerud Aktiebolag	6,836	68,504
BioArctic AB(1)	99	2,291
BioGaia AB, B Shares	2,701	32,829
Boliden AB	5,167	181,120
Bonava AB, B Shares(1)(2)	11,151	10,476
Boozt AB(1)	1,103	14,408
Bravida Holding AB	1,751	13,866
Bufab AB	1,081	39,936
Bure Equity AB	2,072	72,288
Byggmax Group AB	1,186	4,328
Castellum AB(1)	7,340	91,666
Catena AB	510	26,078
Catena Media PLC(1)(2)	1,233	703
Cibus Nordic Real Estate AB publ(2)	949	13,892
Cint Group AB(1)	1,828	2,522
Clas Ohlson AB, B Shares	1,811	26,350
Cloetta AB, B Shares	5,697	10,535
Coor Service Management Holding AB	784	3,662
Corem Property Group AB, B Shares(2)	28,690	26,319
CTT Systems AB	656	22,676
Dios Fastigheter AB	2,413	20,885
Dometic Group AB	3,774	26,779
Electrolux AB, B Shares(1)	5,191	49,744

Elekta AB, B Shares	6,921	56,925
Embracer Group AB(1)(2)	4,233	10,687
Eolus Vind AB, B Shares(2)	472	3,632
Epiroc AB, A Shares	5,604	117,628
Epiroc AB, B Shares	3,348	62,882
EQT AB(2)	2,739	83,900
Essity AB, B Shares	6,015	154,539
Evolution AB	379	40,883
Fabege AB	3,431	29,339
Fastighets AB Balder, B Shares(1)	6,059	41,024
Fastighetsbolaget Emilshus AB, Class B(1)(2)	11	39
Fingerprint Cards AB, B Shares(1)(2)	1,176	20
Fortnox AB	8,409	52,370
G5 Entertainment AB	124	1,651
GARO AB(2)	383	1,168
Getinge AB, B Shares	5,532	98,985
Granges AB	4,140	53,410
H & M Hennes & Mauritz AB, B Shares(2)	10,172	179,863
Hexagon AB, B Shares	10,709	117,959
Hexatronic Group AB(1)(2)	8,370	36,117
Hexpol AB	5,532	68,096
HMS Networks AB	703	30,749
Hoist Finance AB(1)	1,730	9,717
Holmen AB, B Shares	924	38,695
Hufvudstaden AB, A Shares	1,835	22,821
Husqvarna AB, B Shares	9,019	75,101
Industrivarden AB, A Shares	2,398	85,367
Indutrade AB	5,653	146,653
Instalco AB	4,268	16,279
Intrum AB(2)	284	943
Investment AB Latour, B Shares(2)	700	19,595
INVISIO AB	989	24,952
Inwido AB	1,443	20,154
JM AB(2)	3,324	64,487
Kopparbergs Bryggeri AB, B Shares	454	5,885
Lifco AB, B Shares	1,571	41,750
Lime Technologies AB	93	3,025
Lindab International AB	778	17,829
Loomis AB	2,766	76,990
Maha Energy AB(1)(2)	2,600	2,243
MEKO AB	513	5,945
Millicom International Cellular SA, SDR(1)	2,359	59,256
Modern Times Group MTG AB, B Shares(1)	3,856	34,455
Mycronic AB	2,364	93,050
NCAB Group AB	4,736	36,529
NCC AB, B Shares	3,441	45,145
Neobo Fastigheter AB(1)	1,126	2,002
Net Insight AB, B Shares(1)	1	1
New Wave Group AB, B Shares(2)	4,454	50,179
Nibe Industrier AB, B Shares(2)	5,336	27,358
Nobia AB(1)(2)	4,660	2,423
Nolato AB, B Shares	2,030	12,024
Nordic Paper Holding AB	3,658	18,466
Nordic Waterproofing Holding AB	311	4,820
Nordnet AB publ(2)	4,118	82,331

NP3 Fastigheter AB	89	2,107
Nyfosa AB	5,292	54,101
Orron Energy AB(1)(2)	793	695
OX2 AB(1)	1	6
Pandox AB	1,852	33,535
Paradox Interactive AB	1,018	14,478
Peab AB, Class B	4,080	26,663
Platzer Fastigheter Holding AB, B Shares	531	4,672
Proact IT Group AB	345	4,687
RaySearch Laboratories AB	1,934	27,178
Rejlers AB(2)	199	2,936
Resurs Holding AB	5,291	8,571
Rvrc Holding AB	3,460	17,509
Saab AB, Class B	5,932	143,986
Sagax AB, B Shares	507	13,384
Samhallsbyggnadsbolaget i Norden AB(1)(2)	11,270	5,554
Sandvik AB	9,149	202,012
Scandi Standard AB	2,398	17,546
Scandic Hotels Group AB(1)(2)	3,942	23,464
Sectra AB, B Shares(1)	2,920	66,807
Securitas AB, B Shares(2)	1,774	18,257
Sinch AB(1)	21,789	48,379
Skandinaviska Enskilda Banken AB, A Shares	17,240	245,615
Skanska AB, B Shares	5,643	99,672
SKF AB, B Shares	6,342	139,335
SkiStar AB	1,531	23,594
Solid Forsakring AB	189	1,580
SSAB AB, A Shares	6,025	35,107
SSAB AB, B Shares	22,674	131,739
Svenska Cellulosa AB SCA, B Shares	5,491	84,259
Svenska Handelsbanken AB, A Shares	18,830	177,202
Sweco AB, B Shares	1,505	21,078
Swedbank AB, A Shares	13,010	270,886
Swedish Orphan Biovitrum AB(1)	1,162	31,246
Tele2 AB, B Shares	5,757	56,303
Telefonaktiebolaget LM Ericsson, ADR	54,441	334,268
Telia Co. AB	44,075	114,682
Tethys Oil AB	1,621	5,524
TF Bank AB(1)	201	4,085
Thule Group AB	1,669	50,383
Tobii Dynavox AB(1)	5,026	28,639
Transtema Group AB(1)	301	384
Trelleborg AB, B Shares	2,260	88,433
Troax Group AB	1,300	31,220
Truecaller AB, B Shares(2)	4,803	17,082
Viaplay Group AB, B Shares(1)	422	38
Vitec Software Group AB, B Shares	386	19,825
Vitrolife AB	318	5,627
Volvo AB, A Shares	1,893	51,445
Volvo AB, B Shares	17,368	467,458
Volvo Car AB, Class B(1)(2)	13,446	45,283
Wallenstam AB, B Shares	4,902	24,192
Wihlborgs Fastigheter AB(2)	4,412	41,973
		8,056,739

Switzerland — 7.8%
ABB Ltd., ADR(2)	6,415	352,633
Adecco Group AG	733	27,818
Alcon, Inc.	4,874	437,808
Allreal Holding AG	319	54,065
ALSO Holding AG	342	99,706
ams-OSRAM AG(1)	18,048	29,098
Arbonia AG(1)	3,283	46,266
Aryzta AG(1)	20,101	40,282
Ascom Holding AG(2)	1,979	17,898
Autoneum Holding AG(2)	218	35,671
Avolta AG(1)	1,630	66,185
Bachem Holding AG, Class B(2)	389	35,168
Baloise Holding AG	1,144	197,654
Banque Cantonale Vaudoise(2)	839	88,536
Barry Callebaut AG	42	73,004
Basilea Pharmaceutica AG(1)	121	5,879
Belimo Holding AG	143	66,636
Bell Food Group AG	60	18,903
Bellevue Group AG(2)	89	1,799
BKW AG	289	45,541
Bossard Holding AG, Class A	168	41,082
Bucher Industries AG	187	77,502
Burckhardt Compression Holding AG	116	77,498
Bystronic AG	14	6,888
Cembra Money Bank AG	784	63,666
Chocoladefabriken Lindt & Spruengli AG	1	118,749
Chocoladefabriken Lindt & Spruengli AG, Participation Certificate	10	116,386
Cie Financiere Richemont SA, Class A	5,813	935,409
Clariant AG(1)(2)	6,216	99,619
Coltene Holding AG(2)	73	4,098
Comet Holding AG	138	51,704
COSMO Pharmaceuticals NV	51	4,008
Daetwyler Holding AG, Bearer Shares	197	40,833
DKSH Holding AG	1,332	90,468
dormakaba Holding AG	184	99,438
EFG International AG(1)	2,307	30,939
Emmi AG	40	39,967
EMS-Chemie Holding AG(2)	101	83,698
Flughafen Zurich AG	726	154,793
Forbo Holding AG	30	36,630
Fundamenta Real Estate AG	318	5,862
GAM Holding AG(1)	1,797	548
Geberit AG	386	237,417
Georg Fischer AG	1,691	123,120
Givaudan SA	26	122,572
Gurit Holding AG, Bearer Shares(2)	60	4,005
Helvetia Holding AG	1,176	158,139
Holcim AG(1)	7,385	648,771
Huber & Suhner AG	786	67,077
Idorsia Ltd.(1)(2)	580	1,652
Implenia AG	770	29,651
Ina Invest Holding AG(1)	20	412
Inficon Holding AG	78	124,571
Interroll Holding AG	20	61,748

Intershop Holding AG	130	17,254
Julius Baer Group Ltd.	4,629	278,070
Komax Holding AG(2)	62	11,264
Kuehne & Nagel International AG	1,326	376,057
Landis & Gyr Group AG(1)	313	26,759
LEM Holding SA	23	38,814
Leonteq AG	434	12,596
Liechtensteinische Landesbank AG	79	6,122
Logitech International SA	4,666	467,017
Lonza Group AG	501	271,968
Medacta Group SA	105	14,260
Metall Zug AG, B Shares	4	5,946
Mobilezone Holding AG	1,771	28,233
Mobimo Holding AG	167	47,482
Montana Aerospace AG(1)	1,067	23,214
Nestle SA	11,967	1,270,250
Novartis AG, ADR	20,852	2,150,467
OC Oerlikon Corp. AG	4,799	26,752
Orior AG	391	26,721
Partners Group Holding AG	498	670,222
Peach Property Group AG(1)	168	1,611
PSP Swiss Property AG	1,240	156,005
Rieter Holding AG	140	20,402
Roche Holding AG	7,688	1,962,875
Roche Holding AG, Bearer Shares	328	91,796
Sandoz Group AG, ADR(2)	3,651	129,574
Schindler Holding AG	438	111,064
Schindler Holding AG, Bearer Participation Certificate	761	197,966
Schweiter Technologies AG	24	11,928
Schweizerische Nationalbank(1)	2	8,752
Sensirion Holding AG(1)	236	19,813
SFS Group AG(2)	653	88,674
SGS SA	3,351	312,063
Siegfried Holding AG(1)	138	138,138
SIG Group AG(1)	1,594	33,199
Sika AG	605	184,433
SKAN Group AG	202	18,028
Softwareone Holding AG(1)	2,187	41,927
Sonova Holding AG	196	62,273
St. Galler Kantonalbank AG	94	45,248
Stadler Rail AG	2,593	79,288
Straumann Holding AG	1,262	165,210
Sulzer AG	676	92,421
Swatch Group AG	1,119	46,591
Swatch Group AG, Bearer Shares	653	139,878
Swiss Life Holding AG	700	489,388
Swiss Prime Site AG	1,850	171,349
Swiss Re AG	5,456	695,793
Swisscom AG	527	292,358
Swissquote Group Holding SA	446	137,072
Tecan Group AG	67	23,849
Temenos AG	566	36,545
TX Group AG	184	32,369
u-blox Holding AG(1)	334	35,536
UBS Group AG	30,149	961,150

Valiant Holding AG	415	47,397
VAT Group AG	471	258,290
Vetropack Holding AG	50	1,740
Vontobel Holding AG	888	53,198
VP Bank AG, Class A	24	2,192
VZ Holding AG	197	24,463
V-ZUG Holding AG(1)	38	2,207
Zehnder Group AG	571	38,399
Zurich Insurance Group AG	1,945	1,023,666
		19,755,056
United Kingdom — 13.5%
3i Group PLC	18,784	692,133
4imprint Group PLC	987	83,484
abrdn PLC(2)	30,034	59,762
Admiral Group PLC	6,602	229,055
AG Barr PLC	685	5,458
Airtel Africa PLC	28,409	44,358
AJ Bell PLC	14,756	72,671
Alliance Pharma PLC	10,362	5,136
Alpha Group International PLC	573	16,903
Anglo American PLC	17,861	578,253
Antofagasta PLC	5,887	166,989
Ascential PLC(2)	11,307	47,119
Ashmore Group PLC	8,522	21,274
Ashtead Group PLC	9,701	710,532
ASOS PLC(1)(2)	2,037	9,770
Associated British Foods PLC	4,819	157,446
Aston Martin Lagonda Global Holdings PLC(1)	3,975	7,411
AstraZeneca PLC, ADR	22,006	1,716,908
Atalaya Mining PLC	1,621	8,952
Auto Trader Group PLC	18,404	193,600
Avation PLC(1)	285	520
Aviva PLC	29,486	181,106
B&M European Value Retail SA	27,589	192,880
Babcock International Group PLC	4,076	29,426
BAE Systems PLC	17,138	305,160
Balfour Beatty PLC	9,906	47,073
Bank of Georgia Group PLC	1,761	83,714
Barclays PLC, ADR(2)	63,811	724,255
Barratt Developments PLC	21,536	139,649
Beazley PLC	26,572	234,954
Bellway PLC	3,256	112,115
Berkeley Group Holdings PLC	1,702	114,852
Bloomsbury Publishing PLC	1,593	12,464
Bodycote PLC	4,049	39,371
boohoo Group PLC(1)(2)	39,860	17,820
BP PLC, ADR	40,891	1,536,275
Breedon Group PLC	3,554	17,626
Britvic PLC	10,143	125,740
BT Group PLC	179,243	300,095
Bunzl PLC	1,783	67,032
Burberry Group PLC	12,124	160,815
Burford Capital Ltd.	4,035	57,887
Bytes Technology Group PLC	9,339	66,881
Capricorn Energy PLC	3,073	7,450

Card Factory PLC	11,519	14,388
Carnival PLC, ADR(1)	4,007	54,856
Centamin PLC	44,961	68,774
Central Asia Metals PLC	6,765	19,423
Centrica PLC	171,860	311,945
Cerillion PLC	701	13,724
Chemring Group PLC	5,863	28,934
Chesnara PLC	3,157	10,264
Clarkson PLC	707	37,199
Close Brothers Group PLC	5,419	33,175
CMC Markets PLC	4,009	14,441
Coats Group PLC	67,782	74,465
Coca-Cola HBC AG(1)	2,266	76,897
Compass Group PLC	14,456	405,870
Computacenter PLC	3,082	111,349
ConvaTec Group PLC	13,316	42,453
Crest Nicholson Holdings PLC	9,099	27,746
CRH PLC	6,618	541,088
Croda International PLC	994	58,068
CVS Group PLC	810	12,014
Darktrace PLC(1)	9,909	74,956
DCC PLC	1,496	109,251
De La Rue PLC(1)	2,261	2,772
DFS Furniture PLC	9,527	13,675
Diageo PLC, ADR	4,924	665,183
Direct Line Insurance Group PLC	33,778	92,771
Diversified Energy Co. PLC	319	4,825
Domino's Pizza Group PLC	1,387	5,944
Dowlais Group PLC	12,339	10,962
Drax Group PLC	9,662	64,030
DS Smith PLC	26,586	130,389
Dunelm Group PLC	4,419	62,558
easyJet PLC	8,253	48,815
Ecora Resources PLC	13,738	14,172
Elementis PLC	12,499	24,078
Endeavour Mining PLC	1,938	42,075
Energean PLC	3,066	46,870
EnQuest PLC(1)	45,716	9,426
Essentra PLC	6,998	14,779
Experian PLC	7,933	367,600
FDM Group Holdings PLC	2,832	16,222
Ferrexpo PLC(1)	15,137	8,067
Firstgroup PLC(2)	40,690	88,715
Forterra PLC	7,139	15,328
Frasers Group PLC(1)	4,199	47,371
Fresnillo PLC	497	3,973
Frontier Developments PLC(1)	65	219
Games Workshop Group PLC	1,141	145,973
Gamma Communications PLC	1,255	23,273
Genel Energy PLC(1)	8,674	10,647
Georgia Capital PLC(1)	1,769	21,505
Glencore PLC	170,008	1,047,878
Grafton Group PLC	6,351	81,123
Grainger PLC	18,182	58,234
Greggs PLC	4,778	179,688

GSK PLC, ADR	23,865	1,068,436
Gulf Keystone Petroleum Ltd.(1)	10,676	19,562
Gym Group PLC(1)	3,624	5,864
Haleon PLC, ADR(2)	50,165	423,393
Halfords Group PLC	3,874	7,643
Halma PLC	1,280	36,641
Harbour Energy PLC	8,634	36,736
Hargreaves Lansdown PLC	7,438	100,975
Hays PLC	36,679	50,746
Headlam Group PLC	1,141	2,296
Helios Towers PLC(1)	19,955	32,297
Hikma Pharmaceuticals PLC	4,871	120,429
Hill & Smith PLC	1,870	49,022
Hilton Food Group PLC	3,420	39,277
Hiscox Ltd.	4,569	66,960
Hochschild Mining PLC(1)	19,992	47,982
Hollywood Bowl Group PLC	7,163	30,369
Howden Joinery Group PLC	18,900	220,427
HSBC Holdings PLC, ADR(2)	35,775	1,597,354
Hunting PLC	2,569	13,766
Ibstock PLC	12,744	26,087
IG Group Holdings PLC	8,950	92,587
IMI PLC	6,654	159,040
Impax Asset Management Group PLC	2,916	16,267
Inchcape PLC	9,515	97,087
Indivior PLC(1)	3,418	63,290
Informa PLC	6,661	72,498
IntegraFin Holdings PLC	8,026	36,140
InterContinental Hotels Group PLC	1,161	117,898
Intermediate Capital Group PLC	3,734	111,253
International Distribution Services PLC(1)	15,435	66,587
International Personal Finance PLC	4,374	6,280
International Workplace Group PLC	16,756	39,303
Intertek Group PLC	2,502	153,558
Investec PLC	14,255	95,388
IP Group PLC	29,947	20,724
J D Wetherspoon PLC(1)	4,249	41,733
J Sainsbury PLC	28,045	99,432
JD Sports Fashion PLC	70,820	116,398
JET2 PLC	9,165	156,298
Johnson Matthey PLC	4,233	95,192
Johnson Service Group PLC	18,744	40,091
Jubilee Metals Group PLC(1)(2)	28,078	2,833
Jupiter Fund Management PLC	7,591	8,155
Just Group PLC	27,621	36,788
Kainos Group PLC	2,483	36,433
Keller Group PLC	2,897	48,005
Kingfisher PLC	49,958	169,128
Knights Group Holdings PLC	237	413
Lancashire Holdings Ltd.	6,023	48,828
Legal & General Group PLC	36,320	116,484
Liontrust Asset Management PLC	2,711	28,503
Lloyds Banking Group PLC, ADR	203,885	574,956
London Stock Exchange Group PLC	1,946	228,103
M&G PLC	14,541	37,177

Man Group PLC	38,764	131,022
Mandarin Oriental International Ltd.(2)	3,400	5,824
Marks & Spencer Group PLC	76,437	295,714
Marshalls PLC	1,809	7,334
Marston's PLC(1)	6,983	3,204
McBride PLC(1)	3,696	5,701
Me Group International PLC	14,615	34,154
Mears Group PLC	5,903	29,758
Mitchells & Butlers PLC(1)	10,295	40,641
Mitie Group PLC	23,939	37,311
Molten Ventures PLC(1)	2,262	9,640
Mondi PLC	7,900	157,488
MONY Group PLC	15,541	44,994
Morgan Advanced Materials PLC	7,472	29,579
Morgan Sindall Group PLC	1,134	36,658
Mortgage Advice Bureau Holdings Ltd.	524	5,962
Motorpoint group PLC(1)	72	129
Naked Wines PLC(1)(2)	964	731
National Grid PLC, ADR(2)	7,921	458,309
NatWest Group PLC, ADR(2)	40,973	338,437
Next 15 Group PLC	1,714	22,447
Next PLC	3,255	389,851
Nexxen International Ltd.(1)	765	2,564
Norcros PLC	2,404	6,664
Ocado Group PLC(1)	886	4,273
OSB Group PLC	11,073	65,850
Pagegroup PLC	15,349	90,058
Pan African Resources PLC	106,942	34,763
Pantheon Resources PLC(1)(2)	44,951	17,469
Paragon Banking Group PLC	9,197	89,830
PayPoint PLC	2,613	18,280
Pearson PLC, ADR	5,145	62,100
Pennon Group PLC	9,798	77,889
Persimmon PLC	3,579	66,864
Petra Diamonds Ltd.(1)(2)	4,880	2,625
Petrofac Ltd.(1)(2)	3,277	1,967
Phoenix Group Holdings PLC	7,538	47,966
Pinewood Technologies Group PLC	1,059	4,792
Playtech PLC(1)	3,187	19,479
Plus500 Ltd.	3,600	102,543
Prax Exploration & Production PLC(1)	154,073	3,475
Premier Foods PLC	10,225	22,524
Prudential PLC, ADR(2)	5,306	102,406
PZ Cussons PLC	7,423	10,525
Quilter PLC	64,501	97,194
Rathbones Group PLC	909	20,174
Reach PLC	11,421	11,780
Reckitt Benckiser Group PLC	4,576	261,900
Redrow PLC	7,780	71,044
RELX PLC, ADR(2)	17,188	755,585
Renewi PLC(1)	877	7,395
Renishaw PLC	80	4,141
Rentokil Initial PLC	13,762	73,368
RHI Magnesita NV	599	26,237
Rightmove PLC	24,667	169,337

Rio Tinto PLC, ADR	9,500	665,950
Rolls-Royce Holdings PLC(1)	53,734	313,853
Saga PLC(1)(2)	108	190
Sage Group PLC	4,743	62,302
Savannah Energy PLC(1)	44,665	57
Savills PLC	130	1,891
Schroders PLC	5,170	26,080
Serco Group PLC	23,913	54,481
Serica Energy PLC	17,231	38,602
Severn Trent PLC	2,008	61,358
Shell PLC, ADR	30,098	2,190,532
SIG PLC(1)	1,703	599
Smith & Nephew PLC, ADR(2)	3,049	77,231
Smiths Group PLC	2,384	52,753
Softcat PLC	3,864	82,094
Speedy Hire PLC	6,740	2,391
Spirax-Sarco Engineering PLC	569	65,065
Spire Healthcare Group PLC	642	2,078
Spirent Communications PLC	7,786	18,314
SSE PLC	6,430	144,650
SSP Group PLC	13,261	28,344
St. James's Place PLC	9,840	63,398
Standard Chartered PLC	41,463	412,996
SThree PLC	5,787	32,575
Strix Group PLC(2)	2,672	2,688
Studio Retail Group PLC(1)	420	5
Synthomer PLC(1)	6,745	25,123
Tate & Lyle PLC	11,535	102,612
Tatton Asset Management PLC	821	6,561
Taylor Wimpey PLC	100,296	189,881
TBC Bank Group PLC	2,175	70,815
Telecom Plus PLC	518	12,410
Tesco PLC	126,596	503,586
THG PLC(1)(2)	13,796	12,279
TI Fluid Systems PLC	23,799	41,747
Topps Tiles PLC	1,038	578
TP ICAP Group PLC	32,066	89,835
Travis Perkins PLC	5,048	55,692
TUI AG(1)	12,237	84,701
Tullow Oil PLC(1)(2)	13,780	6,926
Unilever PLC, ADR	14,537	795,901
United Utilities Group PLC	5,814	75,732
Vanquis Banking Group PLC	9,000	6,220
Vertu Motors PLC	18,946	19,197
Vesuvius PLC	8,932	55,826
Victrex PLC	813	13,404
Virgin Money U.K. PLC	43,184	117,713
Vistry Group PLC(1)	5,023	83,221
Vodafone Group PLC, ADR	34,486	331,755
Volex PLC	3,623	16,282
Vp PLC	87	780
Watches of Switzerland Group PLC(1)	8,607	45,472
Watkin Jones PLC(2)	3,373	2,107
Weir Group PLC	4,017	109,777
WH Smith PLC	2,791	40,984

Whitbread PLC	3,707	140,576
Wickes Group PLC	7,958	14,167
Wise PLC, Class A(1)	19,351	203,341
WPP PLC, ADR(2)	1,117	58,464
XP Power Ltd.	317	6,150
Yellow Cake PLC(1)	9,982	81,576
YouGov PLC	1,701	21,363
Zigup PLC	9,590	53,577
		34,276,663
United States — 0.3%
Arcadium Lithium PLC(1)	10,004	44,943
CNH Industrial NV	13,693	143,893
Gen Digital, Inc.	12	298
Golar LNG Ltd.	3,232	84,969
Liberty Global Ltd., Class A(1)	1,827	30,456
Liberty Global Ltd., Class C(1)	3,318	56,638
Luxfer Holdings PLC	635	7,823
Newmont Corp.	6,802	280,863
Spotify Technology SA(1)	303	89,924
Viemed Healthcare, Inc.(1)	200	1,484
		741,291
TOTAL COMMON STOCKS (Cost $206,297,480)		250,717,925
RIGHTS — 0.0%
France — 0.0%
Alstom SA(1)(2)	1,620	1,737
Spain — 0.0%
Almirall SA(1)	2,079	699
Viscofan SA(1)(2)	277	484
		1,183
Sweden — 0.0%
Fingerprint Cards AB(1)	1,176	54
United States — 0.0%
Resolute Forest Products, Inc.(1)	2,300	2,514
TOTAL RIGHTS (Cost $5,919)		5,488
WARRANTS — 0.0%
Australia — 0.0%
Magellan Financial Group Ltd.(1)(2)	79	5
Canada — 0.0%
Constellation Software, Inc.(1)	100	1
TOTAL WARRANTS (Cost $—)		6
SHORT-TERM INVESTMENTS — 5.8%
Money Market Funds — 5.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,264,425	1,264,425
State Street Navigator Securities Lending Government Money Market Portfolio(3)	13,540,400	13,540,400
TOTAL SHORT-TERM INVESTMENTS (Cost $14,804,825)		14,804,825
TOTAL INVESTMENT SECURITIES — 104.7% (Cost $221,108,224)		265,528,244
OTHER ASSETS AND LIABILITIES — (4.7)%		(11,954,030)
TOTAL NET ASSETS — 100.0%		$253,574,214

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
S&P 500 E-Mini	2	June 2024	$529,550	$24,672
^Amount represents value and unrealized appreciation (depreciation).

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	21.0%
Industrials	18.3%
Consumer Discretionary	11.7%
Materials	10.7%
Health Care	8.2%
Energy	7.6%
Information Technology	6.9%
Consumer Staples	5.8%
Communication Services	3.7%
Utilities	3.2%
Real Estate	1.8%
Short-Term Investments	5.8%
Other Assets and Liabilities	(4.7)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
CVA	–	Certificaten Van Aandelen
SDR	–	Swedish Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $22,239,676. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $23,073,408, which includes securities collateral of $9,533,008.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	$1,516,241	$15,124,850	—
Austria	—	676,151	—
Belgium	383,894	1,822,240	—
Canada	—	26,061,142	—
Denmark	5,027,095	3,009,652	—
Finland	158,598	2,623,482	—
France	3,800,315	20,595,293	—
Germany	1,609,645	16,426,857	—
Hong Kong	70,159	4,216,636	—
Ireland	96,147	1,132,999	—
Israel	585,891	1,641,680	—
Italy	516,606	6,046,648	—
Japan	6,084,959	45,773,903	—
Netherlands	4,870,524	5,534,042	—
New Zealand	—	563,288	—
Norway	375,387	1,713,171	—
Portugal	—	519,970	—
Singapore	133,238	3,168,035	—
Spain	2,070,368	3,939,070	—
Sweden	334,268	7,722,471	—
Switzerland	3,593,824	16,161,232	—
United Kingdom	14,739,374	19,537,289	—
United States	269,810	471,481	—
Rights	2,514	2,974	—
Warrants	—	6	—
Short-Term Investments	14,804,825	—	—
	$61,043,682	$204,484,562	—
Other Financial Instruments
Futures Contracts	$24,672	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.